UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
September 30, 2018

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 58.9%
Aerospace and Defense — 2.8%
Boeing Co. (The)	4,804	1,786,608
Curtiss-Wright Corp.	2,300	316,066
Lockheed Martin Corp.	4,275	1,478,979
Raytheon Co.	6,345	1,311,258
Teledyne Technologies, Inc.(1)	537	132,467
Textron, Inc.	15,539	1,110,572
		6,135,950
Banks — 4.1%
Bank of America Corp.	75,421	2,221,903
BB&T Corp.	2,990	145,135
Citigroup, Inc.	672	48,209
Fifth Third Bancorp	1,693	47,269
JPMorgan Chase & Co.	27,804	3,137,403
SunTrust Banks, Inc.	15,962	1,066,102
U.S. Bancorp	24,911	1,315,550
Wells Fargo & Co.	16,556	870,183
		8,851,754
Beverages — 0.6%
Constellation Brands, Inc., Class A	5,479	1,181,382
Biotechnology — 2.7%
AbbVie, Inc.	15,368	1,453,506
Alexion Pharmaceuticals, Inc.(1)	2,703	375,744
Amgen, Inc.	9,239	1,915,152
Biogen, Inc.(1)	4,430	1,565,163
Celgene Corp.(1)	6,365	569,604
		5,879,169
Capital Markets — 0.5%
Affiliated Managers Group, Inc.	1,695	231,740
Evercore, Inc., Class A	8,371	841,704
		1,073,444
Chemicals — 0.1%
Trinseo SA	1,262	98,815
Commercial Services and Supplies — 1.2%
Clean Harbors, Inc.(1)	897	64,207
MSA Safety, Inc.	3,714	395,318
Republic Services, Inc.	14,267	1,036,640
Waste Management, Inc.	12,602	1,138,717
		2,634,882
Communications Equipment — 1.1%
Cisco Systems, Inc.	47,405	2,306,253
Consumer Finance — 1.6%
American Express Co.	12,631	1,345,075
Discover Financial Services	13,955	1,066,860

Synchrony Financial	31,923	992,167
		3,404,102
Diversified Consumer Services — 0.5%
Graham Holdings Co., Class B	267	154,673
H&R Block, Inc.	39,072	1,006,104
		1,160,777
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	4,672	1,000,322
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	11,000	369,380
Verizon Communications, Inc.	2,371	126,588
		495,968
Electric Utilities — 0.1%
OGE Energy Corp.	6,386	231,940
Electrical Equipment — 0.1%
Generac Holdings, Inc.(1)	2,105	118,743
Energy Equipment and Services — 0.6%
Halliburton Co.	29,338	1,189,069
Entertainment — 0.6%
Electronic Arts, Inc.(1)	9,953	1,199,237
Equity Real Estate Investment Trusts (REITs) — 2.2%
Gaming and Leisure Properties, Inc.	15,237	537,104
Highwoods Properties, Inc.	2,873	135,778
Host Hotels & Resorts, Inc.	23,290	491,419
Kimco Realty Corp.	33,672	563,669
Life Storage, Inc.	768	73,083
Park Hotels & Resorts, Inc.	25,186	826,605
PotlatchDeltic Corp.	16,078	658,394
PS Business Parks, Inc.	1,678	213,257
Senior Housing Properties Trust	4,048	71,083
Weingarten Realty Investors	9,851	293,166
Weyerhaeuser Co.	27,313	881,390
		4,744,948
Food and Staples Retailing — 0.4%
US Foods Holding Corp.(1)	29,369	905,153
Food Products — 0.4%
Conagra Brands, Inc.	2,999	101,876
Mondelez International, Inc., Class A	8,721	374,654
Pinnacle Foods, Inc.	4,622	299,552
		776,082
Health Care Equipment and Supplies — 2.9%
Abbott Laboratories	24,196	1,775,019
Haemonetics Corp.(1)	4,331	496,246
Hill-Rom Holdings, Inc.	5,332	503,341
Intuitive Surgical, Inc.(1)	2,356	1,352,344
Medtronic plc	14,728	1,448,793
STERIS plc	3,665	419,276
Varian Medical Systems, Inc.(1)	3,167	354,482
		6,349,501

Health Care Providers and Services — 1.3%
Cigna Corp.	1,264	263,228
Express Scripts Holding Co.(1)	3,026	287,500
UnitedHealth Group, Inc.	8,775	2,334,501
		2,885,229
Health Care Technology — 0.4%
Cerner Corp.(1)	14,315	922,029
Hotels, Restaurants and Leisure — 0.4%
Las Vegas Sands Corp.	13,455	798,285
Household Durables — 0.3%
Garmin Ltd.	1,612	112,921
NVR, Inc.(1)	212	523,809
PulteGroup, Inc.	4,447	110,152
		746,882
Household Products†
Procter & Gamble Co. (The)	364	30,296
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	9,878	1,643,699
Insurance — 1.2%
Hartford Financial Services Group, Inc. (The)	20,821	1,040,217
Progressive Corp. (The)	17,575	1,248,528
Torchmark Corp.	2,721	235,884
		2,524,629
Interactive Media and Services — 3.6%
Alphabet, Inc., Class A(1)	4,084	4,929,715
Facebook, Inc., Class A(1)	17,735	2,916,698
		7,846,413
Internet and Direct Marketing Retail — 2.6%
Amazon.com, Inc.(1)	2,588	5,183,764
eBay, Inc.(1)	11,408	376,692
		5,560,456
IT Services — 1.7%
Akamai Technologies, Inc.(1)	3,355	245,418
DXC Technology Co.	1,453	135,884
International Business Machines Corp.	10,875	1,644,409
Jack Henry & Associates, Inc.	1,161	185,853
Maximus, Inc.	2,388	155,363
Teradata Corp.(1)	1,032	38,917
Visa, Inc., Class A	8,897	1,335,351
		3,741,195
Leisure Products†
Brunswick Corp.	615	41,217
Machinery — 1.2%
Caterpillar, Inc.	9,796	1,493,792
Oshkosh Corp.	6,435	458,429
Parker-Hannifin Corp.	3,662	673,552
		2,625,773
Media — 0.1%
CBS Corp., Class B	4,545	261,110

John Wiley & Sons, Inc., Class A	615	37,269
		298,379
Multi-Utilities†
NorthWestern Corp.	806	47,280
Multiline Retail — 0.9%
Kohl's Corp.	15,376	1,146,281
Macy's, Inc.	23,558	818,169
		1,964,450
Oil, Gas and Consumable Fuels — 3.7%
Chevron Corp.	17,956	2,195,660
ConocoPhillips	18,261	1,413,402
Exxon Mobil Corp.	9,619	817,807
HollyFrontier Corp.	13,506	944,069
Marathon Petroleum Corp.	16,354	1,307,829
PBF Energy, Inc., Class A	2,778	138,650
Phillips 66	10,534	1,187,393
		8,004,810
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	13,403	355,046
Personal Products — 0.3%
Edgewell Personal Care Co.(1)	14,851	686,562
Pharmaceuticals — 2.7%
Allergan plc	5,727	1,090,879
Bristol-Myers Squibb Co.	13,606	844,660
Johnson & Johnson	7,574	1,046,500
Merck & Co., Inc.	944	66,967
Pfizer, Inc.	59,580	2,625,691
Zoetis, Inc.	1,766	161,695
		5,836,392
Professional Services — 0.5%
Dun & Bradstreet Corp. (The)	943	134,387
Robert Half International, Inc.	14,581	1,026,211
		1,160,598
Real Estate Management and Development — 0.3%
Jones Lang LaSalle, Inc.	4,678	675,129
Road and Rail — 0.3%
Norfolk Southern Corp.	3,612	651,966
Semiconductors and Semiconductor Equipment — 2.8%
Applied Materials, Inc.	17,867	690,560
Broadcom, Inc.	4,568	1,127,063
Intel Corp.	43,905	2,076,267
Lam Research Corp.	6,295	954,951
QUALCOMM, Inc.	9,817	707,119
Skyworks Solutions, Inc.	5,407	490,469
		6,046,429
Software — 4.5%
Adobe Systems, Inc.(1)	6,876	1,856,176
CDK Global, Inc.	1,219	76,261
Intuit, Inc.	411	93,461

LogMeIn, Inc.	3,112	277,279
Microsoft Corp.	49,552	5,667,262
Oracle Corp. (New York)	16,315	841,202
VMware, Inc., Class A(1)	6,184	965,075
		9,776,716
Specialty Retail — 1.1%
AutoZone, Inc.(1)	1,490	1,155,793
Ross Stores, Inc.	12,874	1,275,813
		2,431,606
Technology Hardware, Storage and Peripherals — 2.5%
Apple, Inc.	20,591	4,648,212
Seagate Technology plc	7,953	376,575
Western Digital Corp.	5,923	346,732
		5,371,519
Textiles, Apparel and Luxury Goods — 1.5%
Deckers Outdoor Corp.(1)	9,813	1,163,625
Michael Kors Holdings Ltd.(1)	15,285	1,047,940
Tapestry, Inc.	21,564	1,084,022
		3,295,587
Tobacco — 0.5%
Altria Group, Inc.	17,814	1,074,362
Trading Companies and Distributors — 0.1%
United Rentals, Inc.(1)	1,287	210,553
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	6,705	470,557
TOTAL COMMON STOCKS (Cost $97,172,222)		127,461,535
CORPORATE BONDS — 11.8%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 3.55%, 1/15/26	90,000	88,958
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	18,761
Rockwell Collins, Inc., 4.35%, 4/15/47	20,000	19,131
United Technologies Corp., 6.05%, 6/1/36	35,000	40,658
United Technologies Corp., 5.70%, 4/15/40	20,000	22,936
		190,444
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24	60,000	57,622
Automobiles — 0.3%
American Honda Finance Corp., 2.125%, 10/10/18	20,000	19,997
Ford Motor Co., 4.35%, 12/8/26	80,000	75,453
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	200,000	197,975
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	52,324
General Motors Co., 4.20%, 10/1/27	30,000	28,339
General Motors Co., 5.15%, 4/1/38	50,000	46,594
General Motors Financial Co., Inc., 3.20%, 7/6/21	120,000	118,632
General Motors Financial Co., Inc., 5.25%, 3/1/26	200,000	204,960
		744,274
Banks — 1.9%
Bank of America Corp., 4.10%, 7/24/23	130,000	132,416
Bank of America Corp., MTN, 4.20%, 8/26/24	120,000	120,631

Bank of America Corp., MTN, 4.00%, 1/22/25	305,000	301,111
Bank of America Corp., MTN, 5.00%, 1/21/44	50,000	53,495
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(2)	20,000	19,896
Bank of America Corp., VRN, 3.00%, 12/20/22(2)	211,000	204,834
Barclays Bank plc, 5.14%, 10/14/20	200,000	205,031
Branch Banking & Trust Co., 3.625%, 9/16/25	17,000	16,725
Branch Banking & Trust Co., 3.80%, 10/30/26	20,000	19,766
Capital One Financial Corp., 3.75%, 7/28/26	200,000	186,841
Citigroup, Inc., 2.90%, 12/8/21	280,000	274,306
Citigroup, Inc., 2.75%, 4/25/22	165,000	160,396
Citigroup, Inc., 4.05%, 7/30/22	20,000	20,182
Citigroup, Inc., 3.20%, 10/21/26	340,000	317,712
Citigroup, Inc., 4.45%, 9/29/27	130,000	128,565
Citigroup, Inc., VRN, 3.52%, 10/27/27(2)	50,000	47,065
Fifth Third BanCorp., 4.30%, 1/16/24	95,000	96,289
Huntington Bancshares, Inc., 2.30%, 1/14/22	40,000	38,335
JPMorgan Chase & Co., 2.55%, 3/1/21	60,000	58,940
JPMorgan Chase & Co., 4.625%, 5/10/21	160,000	165,180
JPMorgan Chase & Co., 3.25%, 9/23/22	140,000	138,492
JPMorgan Chase & Co., 3.875%, 9/10/24	105,000	104,047
JPMorgan Chase & Co., 3.125%, 1/23/25	220,000	211,140
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(2)	20,000	19,092
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(2)	60,000	56,147
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(2)	20,000	18,282
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(2)	20,000	18,223
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	40,000	40,840
Regions Financial Corp., 2.75%, 8/14/22	60,000	57,903
Royal Bank of Canada, 2.15%, 10/26/20	100,000	98,024
Royal Bank of Canada, MTN, 2.125%, 3/2/20	90,000	89,073
US Bancorp, MTN, 3.60%, 9/11/24	50,000	49,574
Wells Fargo & Co., 3.07%, 1/24/23	40,000	39,053
Wells Fargo & Co., 4.125%, 8/15/23	180,000	182,071
Wells Fargo & Co., MTN, 2.60%, 7/22/20	40,000	39,582
Wells Fargo & Co., MTN, 3.55%, 9/29/25	150,000	146,252
Wells Fargo & Co., MTN, 4.10%, 6/3/26	80,000	79,028
Wells Fargo & Co., MTN, 4.65%, 11/4/44	25,000	24,533
Wells Fargo & Co., MTN, 4.75%, 12/7/46	10,000	9,968
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(2)	50,000	47,986
		4,037,026
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	305,000	301,409
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	110,000	106,840
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	75,000	75,441
Constellation Brands, Inc., 4.75%, 12/1/25	75,000	76,909
		560,599
Biotechnology — 0.6%
AbbVie, Inc., 2.50%, 5/14/20	100,000	98,905
AbbVie, Inc., 2.90%, 11/6/22	190,000	184,723
AbbVie, Inc., 3.60%, 5/14/25	30,000	29,069

AbbVie, Inc., 4.40%, 11/6/42	30,000	27,834
AbbVie, Inc., 4.70%, 5/14/45	10,000	9,628
Amgen, Inc., 2.20%, 5/22/19	100,000	99,653
Amgen, Inc., 2.65%, 5/11/22	200,000	194,379
Amgen, Inc., 4.66%, 6/15/51	46,000	45,467
Biogen, Inc., 2.90%, 9/15/20	115,000	114,454
Biogen, Inc., 3.625%, 9/15/22	70,000	70,214
Celgene Corp., 3.25%, 8/15/22	30,000	29,609
Celgene Corp., 3.625%, 5/15/24	60,000	59,226
Celgene Corp., 3.875%, 8/15/25	120,000	118,333
Celgene Corp., 3.45%, 11/15/27	20,000	18,699
Celgene Corp., 5.00%, 8/15/45	10,000	9,960
Gilead Sciences, Inc., 4.40%, 12/1/21	50,000	51,652
Gilead Sciences, Inc., 3.65%, 3/1/26	175,000	172,053
		1,333,858
Building Products†
Masco Corp., 4.45%, 4/1/25	50,000	50,540
Capital Markets†
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	60,000	53,997
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	30,000	30,392
Dow Chemical Co. (The), 4.375%, 11/15/42	50,000	47,536
Eastman Chemical Co., 3.60%, 8/15/22	15,000	15,016
Westlake Chemical Corp., 4.375%, 11/15/47	50,000	44,519
		137,463
Commercial Services and Supplies†
Republic Services, Inc., 3.55%, 6/1/22	50,000	50,024
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	24,905
CommScope Technologies LLC, 5.00%, 3/15/27(3)	80,000	77,200
		102,105
Construction Materials†
Owens Corning, 4.20%, 12/15/22	30,000	30,089
Consumer Finance — 0.4%
American Express Co., 3.00%, 10/30/24	30,000	28,686
American Express Credit Corp., MTN, 2.20%, 3/3/20	175,000	173,071
American Express Credit Corp., MTN, 2.25%, 5/5/21	40,000	38,994
CIT Group, Inc., 5.00%, 8/15/22	120,000	122,940
Discover Bank, 3.45%, 7/27/26	250,000	232,897
IHS Markit Ltd., 4.75%, 2/15/25(3)	55,000	56,031
PNC Bank N.A., 3.80%, 7/25/23	250,000	249,879
Synchrony Financial, 2.60%, 1/15/19	20,000	19,985
Synchrony Financial, 3.00%, 8/15/19	10,000	9,982
		932,465
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	30,000	29,437
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	100,000	100,650
		130,087

Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	20,000	19,305
George Washington University (The), 3.55%, 9/15/46	15,000	13,466
		32,771
Diversified Financial Services — 1.3%
Ally Financial, Inc., 3.50%, 1/27/19	20,000	20,025
Ally Financial, Inc., 4.625%, 3/30/25	70,000	69,738
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	250,000	248,099
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	200,000	195,475
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	220,000	218,128
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	30,000	31,926
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	290,000	281,027
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	50,000	47,475
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	10,000	10,212
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	325,000	335,107
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	20,000	20,479
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/28(2)	40,000	38,177
HSBC Holdings plc, 2.95%, 5/25/21	200,000	197,350
HSBC Holdings plc, 4.30%, 3/8/26	200,000	199,209
Morgan Stanley, 2.75%, 5/19/22	310,000	300,835
Morgan Stanley, 5.00%, 11/24/25	40,000	41,471
Morgan Stanley, 4.375%, 1/22/47	20,000	19,514
Morgan Stanley, MTN, 5.625%, 9/23/19	80,000	82,182
Morgan Stanley, MTN, 3.70%, 10/23/24	40,000	39,403
Morgan Stanley, MTN, 4.00%, 7/23/25	170,000	169,504
Morgan Stanley, MTN, VRN, 3.77%, 1/24/28(2)	60,000	57,627
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(3)	200,000	196,039
		2,819,002
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 5.00%, 3/1/21	140,000	144,979
AT&T, Inc., 3.875%, 8/15/21	150,000	151,399
AT&T, Inc., 3.40%, 5/15/25	200,000	190,604
AT&T, Inc., 4.10%, 2/15/28(3)	30,000	29,130
AT&T, Inc., 5.25%, 3/1/37	30,000	29,951
AT&T, Inc., 4.75%, 5/15/46	40,000	36,623
AT&T, Inc., 5.15%, 11/15/46(3)	42,000	40,237
AT&T, Inc., 5.45%, 3/1/47	50,000	50,138
CenturyLink, Inc., 6.15%, 9/15/19	30,000	30,638
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(3)	150,000	148,249
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	150,000	142,423
Orange SA, 4.125%, 9/14/21	40,000	40,948
Telefonica Emisiones SAU, 5.46%, 2/16/21	55,000	57,452
Verizon Communications, Inc., 3.50%, 11/1/24	60,000	59,267
Verizon Communications, Inc., 2.625%, 8/15/26	135,000	122,553
Verizon Communications, Inc., 5.01%, 8/21/54	95,000	95,733
		1,370,324
Electric Utilities — 0.1%
AEP Transmission Co. LLC, 3.75%, 12/1/47	20,000	18,297
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	30,000	31,031

NextEra Energy Operating Partners LP, 4.25%, 9/15/24(3)	90,000	88,537
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)	20,000	19,225
		157,090
Energy Equipment and Services†
Halliburton Co., 3.80%, 11/15/25	30,000	29,779
Halliburton Co., 4.85%, 11/15/35	60,000	62,870
		92,649
Entertainment — 0.3%
Activision Blizzard, Inc., 2.30%, 9/15/21	30,000	29,127
CBS Corp., 4.00%, 1/15/26	40,000	39,248
CBS Corp., 4.85%, 7/1/42	10,000	9,703
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(3)	40,000	37,696
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	145,000	147,373
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	30,000	28,737
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	45,000	48,471
Comcast Corp., 6.40%, 5/15/38	50,000	59,233
Comcast Corp., 4.75%, 3/1/44	20,000	19,959
Discovery Communications LLC, 5.625%, 8/15/19	16,000	16,354
Discovery Communications LLC, 3.95%, 3/20/28	90,000	85,606
TEGNA, Inc., 5.125%, 7/15/20	57,000	57,499
Time Warner Cable LLC, 5.50%, 9/1/41	25,000	24,121
Time Warner Cable LLC, 4.50%, 9/15/42	10,000	8,552
		611,679
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	20,000	20,632
American Tower Corp., 3.375%, 10/15/26	40,000	37,297
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	30,000	28,369
Boston Properties LP, 3.65%, 2/1/26	60,000	58,190
Crown Castle International Corp., 5.25%, 1/15/23	30,000	31,470
Crown Castle International Corp., 4.45%, 2/15/26	60,000	60,379
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	30,000	30,637
Essex Portfolio LP, 3.625%, 8/15/22	30,000	29,766
Essex Portfolio LP, 3.25%, 5/1/23	40,000	38,938
Hospitality Properties Trust, 4.65%, 3/15/24	40,000	39,799
Hudson Pacific Properties LP, 3.95%, 11/1/27	30,000	27,966
Kilroy Realty LP, 3.80%, 1/15/23	50,000	49,611
Kimco Realty Corp., 2.80%, 10/1/26	60,000	53,542
Ventas Realty LP, 4.125%, 1/15/26	20,000	19,709
VEREIT Operating Partnership LP, 4.125%, 6/1/21	70,000	70,678
Welltower, Inc., 3.75%, 3/15/23	50,000	49,687
		646,670
Food and Staples Retailing — 0.2%
CVS Health Corp., 3.50%, 7/20/22	110,000	109,241
CVS Health Corp., 2.75%, 12/1/22	35,000	33,781
Kroger Co. (The), 3.30%, 1/15/21	50,000	50,027
Kroger Co. (The), 3.875%, 10/15/46	20,000	16,720
Target Corp., 3.90%, 11/15/47	60,000	56,728
Walmart, Inc., 4.05%, 6/29/48	110,000	110,218
		376,715

Food Products — 0.1%
Kraft Heinz Foods Co., 5.20%, 7/15/45	20,000	19,597
Kraft Heinz Foods Co., 4.375%, 6/1/46	20,000	17,703
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)	90,000	88,425
		125,725
Gas Utilities — 0.8%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	25,000	25,501
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	50,000	51,271
Enbridge, Inc., 4.00%, 10/1/23	55,000	55,479
Enbridge, Inc., 4.50%, 6/10/44	20,000	19,454
Energy Transfer Equity LP, 7.50%, 10/15/20	30,000	32,198
Energy Transfer Equity LP, 4.25%, 3/15/23	110,000	109,587
Energy Transfer Partners LP, 4.15%, 10/1/20	40,000	40,536
Energy Transfer Partners LP, 3.60%, 2/1/23	30,000	29,508
Energy Transfer Partners LP, 4.90%, 3/15/35	55,000	51,803
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	22,004
Energy Transfer Partners LP, 6.00%, 6/15/48	30,000	32,053
Enterprise Products Operating LLC, 5.20%, 9/1/20	120,000	124,363
Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	102,142
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	30,000	31,347
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	45,000	46,609
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	85,000	96,049
Kinder Morgan, Inc., 5.55%, 6/1/45	35,000	37,073
Magellan Midstream Partners LP, 6.55%, 7/15/19	20,000	20,560
MPLX LP, 4.875%, 6/1/25	95,000	98,250
MPLX LP, 4.50%, 4/15/38	30,000	28,330
MPLX LP, 5.20%, 3/1/47	40,000	40,170
ONEOK, Inc., 4.00%, 7/13/27	45,000	43,572
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	65,000	64,248
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	160,000	170,804
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	39,104
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	70,000	66,551
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(3)	30,000	29,310
Williams Cos., Inc. (The), 4.125%, 11/15/20	80,000	80,977
Williams Cos., Inc. (The), 3.70%, 1/15/23	40,000	39,600
Williams Cos., Inc. (The), 5.10%, 9/15/45	60,000	60,593
		1,689,046
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 3.75%, 11/30/26	150,000	149,788
Becton Dickinson and Co., 3.73%, 12/15/24	100,000	98,044
Becton Dickinson and Co., 3.70%, 6/6/27	20,000	19,156
Medtronic, Inc., 3.50%, 3/15/25	140,000	138,998
Medtronic, Inc., 4.375%, 3/15/35	40,000	41,390
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	25,105
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	29,000	28,751
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	20,000	18,575
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	20,000	21,989
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	30,000	29,717
		571,513

Health Care Providers and Services — 0.4%
Aetna, Inc., 2.75%, 11/15/22	30,000	28,956
Anthem, Inc., 3.65%, 12/1/27	30,000	28,565
Anthem, Inc., 4.65%, 1/15/43	50,000	49,324
Cardinal Health, Inc., 1.95%, 6/14/19	130,000	129,294
CVS Health Corp., 4.30%, 3/25/28	150,000	148,806
CVS Health Corp., 4.78%, 3/25/38	30,000	29,860
CVS Health Corp., 5.05%, 3/25/48	40,000	41,022
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	28,970
Express Scripts Holding Co., 3.40%, 3/1/27	50,000	46,524
Halfmoon Parent, Inc., 4.90%, 12/15/48(3)	30,000	30,080
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	15,000	14,180
Kaiser Foundation Hospitals, 4.15%, 5/1/47	20,000	19,991
Northwell Healthcare, Inc., 4.26%, 11/1/47	20,000	19,026
Stanford Health Care, 3.80%, 11/15/48	20,000	18,943
Tenet Healthcare Corp., 4.625%, 7/15/24	81,000	78,935
UnitedHealth Group, Inc., 2.875%, 12/15/21	30,000	29,672
UnitedHealth Group, Inc., 2.875%, 3/15/22	75,000	73,873
UnitedHealth Group, Inc., 3.75%, 7/15/25	65,000	65,344
UnitedHealth Group, Inc., 4.75%, 7/15/45	30,000	32,131
Universal Health Services, Inc., 4.75%, 8/1/22(3)	20,000	20,150
		933,646
Hotels, Restaurants and Leisure — 0.2%
Aramark Services, Inc., 5.00%, 4/1/25(3)	120,000	120,750
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	75,000	72,773
McDonald's Corp., MTN, 3.375%, 5/26/25	40,000	38,994
McDonald's Corp., MTN, 4.45%, 3/1/47	60,000	59,055
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	31,598
		323,170
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23	35,000	37,262
Lennar Corp., 4.75%, 4/1/21	80,000	81,230
Lennar Corp., 4.75%, 11/29/27	30,000	28,988
M.D.C. Holdings, Inc., 5.50%, 1/15/24	10,000	10,025
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	31,087
Toll Brothers Finance Corp., 4.35%, 2/15/28	90,000	82,939
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	10,000	10,088
		281,619
Industrial Conglomerates†
FedEx Corp., 4.40%, 1/15/47	40,000	38,294
General Electric Co., 4.125%, 10/9/42	20,000	17,846
		56,140
Insurance — 0.5%
American International Group, Inc., 4.125%, 2/15/24	105,000	105,571
American International Group, Inc., 4.50%, 7/16/44	20,000	18,815
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	50,000	49,694
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	40,000	39,763
Berkshire Hathaway, Inc., 2.75%, 3/15/23	80,000	78,164
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	52,164

Chubb INA Holdings, Inc., 3.15%, 3/15/25	40,000	38,680
Chubb INA Holdings, Inc., 3.35%, 5/3/26	20,000	19,450
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	50,000	57,516
International Lease Finance Corp., 5.875%, 8/15/22	120,000	127,023
Markel Corp., 4.90%, 7/1/22	40,000	41,215
Markel Corp., 3.50%, 11/1/27	30,000	27,979
MetLife, Inc., 4.125%, 8/13/42	40,000	37,953
MetLife, Inc., 4.875%, 11/13/43	45,000	47,360
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	9,859
Prudential Financial, Inc., 3.94%, 12/7/49	76,000	68,488
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	60,000	62,165
Travelers Cos., Inc. (The), 4.05%, 3/7/48	20,000	19,352
Voya Financial, Inc., 5.70%, 7/15/43	45,000	49,475
WR Berkley Corp., 4.625%, 3/15/22	20,000	20,543
WR Berkley Corp., 4.75%, 8/1/44	30,000	29,361
		1,000,590
Internet and Direct Marketing Retail†
eBay, Inc., 2.15%, 6/5/20	40,000	39,350
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	110,000	101,773
Machinery†
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	100,000	97,601
Media — 0.2%
21st Century Fox America, Inc., 6.90%, 8/15/39	40,000	54,542
21st Century Fox America, Inc., 4.75%, 9/15/44	10,000	10,789
Comcast Corp., 4.40%, 8/15/35	20,000	19,660
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	20,022
Viacom, Inc., 3.125%, 6/15/22	30,000	28,942
Viacom, Inc., 4.25%, 9/1/23	30,000	30,254
Viacom, Inc., 4.375%, 3/15/43	40,000	34,979
Warner Media LLC, 4.70%, 1/15/21	30,000	30,825
Warner Media LLC, 2.95%, 7/15/26	80,000	72,624
Warner Media LLC, 3.80%, 2/15/27	100,000	95,768
Warner Media LLC, 5.35%, 12/15/43	20,000	19,764
		418,169
Metals and Mining — 0.1%
Barrick North America Finance LLC, 5.75%, 5/1/43	35,000	38,987
Southern Copper Corp., 5.25%, 11/8/42	20,000	20,265
Steel Dynamics, Inc., 4.125%, 9/15/25	100,000	96,270
Steel Dynamics, Inc., 5.00%, 12/15/26	50,000	49,875
		205,397
Multi-Utilities — 0.5%
American Electric Power Co., Inc., 3.20%, 11/13/27	20,000	18,763
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	30,000	29,925
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	30,000	29,543
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	30,000	27,150
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	35,000	33,509
Dominion Energy, Inc., 2.75%, 9/15/22	70,000	67,546
Dominion Energy, Inc., 3.625%, 12/1/24	100,000	97,841

Dominion Energy, Inc., 4.90%, 8/1/41	20,000	20,561
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,061
Duke Energy Corp., 2.65%, 9/1/26	70,000	63,368
Duke Energy Florida LLC, 6.35%, 9/15/37	20,000	25,201
Duke Energy Florida LLC, 3.85%, 11/15/42	30,000	28,438
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	19,637
Exelon Corp., 5.15%, 12/1/20	32,000	32,944
Exelon Corp., 4.45%, 4/15/46	30,000	29,150
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	20,311
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	10,261
FirstEnergy Corp., 4.25%, 3/15/23	30,000	30,490
FirstEnergy Corp., 4.85%, 7/15/47	20,000	20,391
Florida Power & Light Co., 4.125%, 2/1/42	40,000	40,191
Florida Power & Light Co., 3.95%, 3/1/48	30,000	29,404
Georgia Power Co., 4.30%, 3/15/42	10,000	9,518
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	61,520
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	50,000	48,166
NiSource, Inc., 5.65%, 2/1/45	35,000	39,178
Pacific Gas & Electric Co., 4.00%, 12/1/46	20,000	17,424
Potomac Electric Power Co., 3.60%, 3/15/24	60,000	59,995
Progress Energy, Inc., 3.15%, 4/1/22	20,000	19,695
Sempra Energy, 2.875%, 10/1/22	40,000	38,812
Sempra Energy, 3.25%, 6/15/27	30,000	28,003
Sempra Energy, 3.80%, 2/1/38	20,000	18,078
Sempra Energy, 4.00%, 2/1/48	20,000	17,876
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	25,000	22,096
Southern Power Co., 5.15%, 9/15/41	10,000	10,106
Southwestern Public Service Co., 3.70%, 8/15/47	20,000	18,415
Virginia Electric & Power Co., 3.45%, 2/15/24	30,000	29,703
Xcel Energy, Inc., 3.35%, 12/1/26	20,000	19,211
		1,152,481
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	30,000	28,434
Oil, Gas and Consumable Fuels — 0.7%
Anadarko Petroleum Corp., 5.55%, 3/15/26	75,000	79,806
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	22,859
Antero Resources Corp., 5.00%, 3/1/25	50,000	50,563
Apache Corp., 4.75%, 4/15/43	40,000	37,871
BP Capital Markets plc, 4.50%, 10/1/20	30,000	30,760
Cenovus Energy, Inc., 4.25%, 4/15/27	40,000	38,719
Cimarex Energy Co., 4.375%, 6/1/24	75,000	75,723
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	30,313
Concho Resources, Inc., 4.375%, 1/15/25	75,000	75,578
Concho Resources, Inc., 4.875%, 10/1/47	30,000	30,423
Continental Resources, Inc., 4.375%, 1/15/28	110,000	109,319
Ecopetrol SA, 5.875%, 5/28/45	10,000	9,928
Encana Corp., 6.50%, 2/1/38	70,000	82,184
EOG Resources, Inc., 5.625%, 6/1/19	30,000	30,557
EOG Resources, Inc., 4.10%, 2/1/21	20,000	20,344

Equinor ASA, 2.45%, 1/17/23	40,000	38,547
Exxon Mobil Corp., 2.71%, 3/6/25	40,000	38,340
Exxon Mobil Corp., 3.04%, 3/1/26	50,000	48,525
Hess Corp., 4.30%, 4/1/27	40,000	38,835
Hess Corp., 6.00%, 1/15/40	60,000	62,388
Marathon Oil Corp., 3.85%, 6/1/25	40,000	39,142
Newfield Exploration Co., 5.75%, 1/30/22	70,000	73,587
Newfield Exploration Co., 5.375%, 1/1/26	40,000	41,650
Noble Energy, Inc., 4.15%, 12/15/21	50,000	50,646
Petroleos Mexicanos, 6.00%, 3/5/20	26,000	26,800
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	70,980
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,505
Petroleos Mexicanos, 6.625%, 6/15/35	10,000	9,985
Phillips 66, 4.30%, 4/1/22	50,000	51,446
Shell International Finance BV, 2.375%, 8/21/22	20,000	19,368
Shell International Finance BV, 3.25%, 5/11/25	40,000	39,261
Shell International Finance BV, 3.625%, 8/21/42	40,000	37,140
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	19,376
		1,440,468
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	60,000	62,443
International Paper Co., 4.40%, 8/15/47	50,000	46,200
		108,643
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22	130,000	127,732
Allergan Funding SCS, 3.85%, 6/15/24	89,000	88,122
Allergan Funding SCS, 4.55%, 3/15/35	20,000	19,475
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	180,000	174,030
		409,359
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	39,372
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	60,000	61,753
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	35,000	34,547
CSX Corp., 3.40%, 8/1/24	30,000	29,705
CSX Corp., 3.25%, 6/1/27	50,000	47,444
Union Pacific Corp., 3.60%, 9/15/37	50,000	45,880
Union Pacific Corp., 4.75%, 9/15/41	10,000	10,511
Union Pacific Corp., 4.05%, 11/15/45	30,000	28,546
Union Pacific Corp., 3.35%, 8/15/46	10,000	8,454
		306,212
Semiconductors and Semiconductor Equipment†
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	40,000	37,199
Software — 0.2%
Microsoft Corp., 2.70%, 2/12/25	70,000	67,126
Microsoft Corp., 3.125%, 11/3/25	45,000	44,072
Microsoft Corp., 3.30%, 2/6/27	100,000	98,285
Microsoft Corp., 3.45%, 8/8/36	60,000	57,270
Microsoft Corp., 4.25%, 2/6/47	70,000	73,553
Oracle Corp., 2.50%, 10/15/22	25,000	24,265

Oracle Corp., 3.625%, 7/15/23	30,000	30,344
Oracle Corp., 2.65%, 7/15/26	125,000	116,055
Oracle Corp., 4.30%, 7/8/34	20,000	20,437
		531,407
Specialty Retail — 0.2%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	200,000	191,000
Home Depot, Inc. (The), 3.75%, 2/15/24	40,000	40,789
Home Depot, Inc. (The), 3.00%, 4/1/26	40,000	38,423
Home Depot, Inc. (The), 5.95%, 4/1/41	50,000	62,301
United Rentals North America, Inc., 4.625%, 7/15/23	70,000	70,787
		403,300
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.75%, 1/13/25	30,000	28,755
Apple, Inc., 2.50%, 2/9/25	140,000	132,350
Apple, Inc., 2.45%, 8/4/26	60,000	55,359
Apple, Inc., 3.20%, 5/11/27	60,000	58,038
Apple, Inc., 2.90%, 9/12/27	70,000	66,004
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	180,000	191,979
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	60,000	60,311
Seagate HDD Cayman, 4.75%, 6/1/23	40,000	39,826
Seagate HDD Cayman, 4.75%, 1/1/25	20,000	19,194
		651,816
Transportation and Logistics†
FedEx Corp., 4.05%, 2/15/48	20,000	17,976
Wireless Telecommunication Services†
Sprint Communications, Inc., 9.00%, 11/15/18(3)	15,000	15,112
Vodafone Group plc, 4.375%, 5/30/28	30,000	29,598
		44,710
TOTAL CORPORATE BONDS (Cost $25,992,903)		25,493,237
U.S. TREASURY SECURITIES — 11.1%
U.S. Treasury Bonds, 3.50%, 2/15/39	900,000	948,305
U.S. Treasury Bonds, 4.375%, 11/15/39	400,000	474,633
U.S. Treasury Bonds, 3.125%, 11/15/41	200,000	198,031
U.S. Treasury Bonds, 3.00%, 5/15/42	1,450,000	1,404,546
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	601,441
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	283,611
U.S. Treasury Bonds, 3.125%, 8/15/44	220,000	217,168
U.S. Treasury Bonds, 3.00%, 11/15/44	280,000	270,222
U.S. Treasury Bonds, 2.50%, 2/15/45	1,560,000	1,366,097
U.S. Treasury Bonds, 3.00%, 5/15/45	250,000	241,182
U.S. Treasury Bonds, 3.00%, 11/15/45	400,000	385,703
U.S. Treasury Notes, 1.50%, 10/31/19(4)	150,000	148,137
U.S. Treasury Notes, 1.375%, 2/29/20	150,000	147,167
U.S. Treasury Notes, 1.50%, 5/15/20	2,600,000	2,547,695
U.S. Treasury Notes, 1.50%, 5/31/20	1,000,000	979,199
U.S. Treasury Notes, 2.50%, 5/31/20	2,900,000	2,886,520
U.S. Treasury Notes, 1.375%, 9/15/20	200,000	194,574
U.S. Treasury Notes, 1.875%, 12/15/20	1,200,000	1,175,531
U.S. Treasury Notes, 1.875%, 1/31/22	3,400,000	3,289,699

U.S. Treasury Notes, 2.00%, 11/30/22	2,300,000	2,216,490
U.S. Treasury Notes, 2.75%, 5/31/23	1,900,000	1,884,785
U.S. Treasury Notes, 2.75%, 2/15/28	1,800,000	1,755,774
U.S. Treasury Notes, 2.875%, 8/15/28	400,000	393,992
TOTAL U.S. TREASURY SECURITIES (Cost $24,548,890)		24,010,502
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 9.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(6) — 0.8%
FHLMC, VRN, 2.32%, 10/15/18	60,142	58,910
FHLMC, VRN, 2.37%, 10/15/18	220,160	218,098
FHLMC, VRN, 2.45%, 10/15/18	59,155	60,894
FHLMC, VRN, 2.59%, 10/15/18	75,829	75,225
FHLMC, VRN, 2.86%, 10/15/18	40,897	40,448
FHLMC, VRN, 3.07%, 10/15/18	174,718	173,815
FHLMC, VRN, 3.47%, 10/15/18	9,674	10,045
FHLMC, VRN, 3.68%, 10/15/18	12,186	12,388
FHLMC, VRN, 3.84%, 10/15/18	13,734	14,385
FHLMC, VRN, 3.90%, 10/15/18	8,118	8,517
FHLMC, VRN, 3.91%, 10/15/18	26,221	27,515
FHLMC, VRN, 3.97%, 10/15/18	48,104	50,421
FHLMC, VRN, 4.00%, 10/15/18	16,838	17,295
FHLMC, VRN, 4.02%, 10/15/18	28,061	29,558
FHLMC, VRN, 4.08%, 10/15/18	15,010	15,377
FHLMC, VRN, 4.18%, 10/15/18	9,488	9,978
FHLMC, VRN, 4.23%, 10/15/18	3,692	3,879
FHLMC, VRN, 4.25%, 10/15/18	3,527	3,643
FHLMC, VRN, 4.28%, 10/15/18	6,246	6,463
FNMA, VRN, 2.61%, 10/25/18	69,092	68,392
FNMA, VRN, 2.93%, 10/25/18	80,346	80,058
FNMA, VRN, 2.94%, 10/25/18	112,251	112,149
FNMA, VRN, 3.18%, 10/25/18	107,905	106,971
FNMA, VRN, 3.18%, 10/25/18	140,612	139,210
FNMA, VRN, 3.21%, 10/25/18	97,548	96,642
FNMA, VRN, 3.25%, 10/25/18	122,512	122,939
FNMA, VRN, 3.33%, 10/25/18	17,810	17,970
FNMA, VRN, 3.56%, 10/25/18	5,051	5,286
FNMA, VRN, 3.59%, 10/25/18	8,314	8,726
FNMA, VRN, 3.61%, 10/25/18	26,512	27,084
FNMA, VRN, 3.72%, 10/25/18	11,207	11,598
FNMA, VRN, 3.97%, 10/25/18	16,375	16,759
FNMA, VRN, 4.05%, 10/25/18	26,676	27,652
FNMA, VRN, 4.05%, 10/25/18	25,289	26,217
FNMA, VRN, 4.05%, 10/25/18	40,964	42,413
FNMA, VRN, 4.06%, 10/25/18	21,718	22,468
FNMA, VRN, 4.06%, 10/25/18	24,662	25,914
		1,795,302
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.7%
FHLMC, 4.50%, 1/1/19	566	573
FHLMC, 6.50%, 1/1/28	2,402	2,659
FHLMC, 6.50%, 6/1/29	2,728	3,020

FHLMC, 8.00%, 7/1/30	2,651	3,052
FHLMC, 5.50%, 12/1/33	66,563	72,642
FHLMC, 5.50%, 1/1/38	9,565	10,259
FHLMC, 6.00%, 8/1/38	15,607	17,049
FHLMC, 3.00%, 2/1/43	273,960	264,545
FNMA, 3.00%, 10/11/18(7)	1,500,000	1,435,506
FNMA, 3.50%, 10/11/18(7)	2,525,000	2,484,982
FNMA, 4.00%, 10/11/18(7)	846,000	854,306
FNMA, 4.50%, 10/11/18(7)	2,225,000	2,295,661
FNMA, 4.50%, 5/1/19	1,730	1,753
FNMA, 4.50%, 5/1/19	1,688	1,709
FNMA, 6.50%, 1/1/29	6,218	6,832
FNMA, 7.50%, 7/1/29	16,635	18,006
FNMA, 7.50%, 9/1/30	2,571	2,930
FNMA, 6.625%, 11/15/30	200,000	263,731
FNMA, 5.00%, 7/1/31	80,465	84,549
FNMA, 6.50%, 1/1/32	3,644	3,999
FNMA, 5.50%, 6/1/33	18,202	19,767
FNMA, 5.50%, 8/1/33	40,825	44,108
FNMA, 5.00%, 11/1/33	107,049	114,067
FNMA, 5.50%, 1/1/34	40,151	43,392
FNMA, 5.00%, 4/1/35	84,163	89,399
FNMA, 4.50%, 9/1/35	51,151	53,070
FNMA, 5.00%, 2/1/36	81,947	87,085
FNMA, 5.50%, 1/1/37	59,038	63,767
FNMA, 5.50%, 2/1/37	14,134	15,268
FNMA, 6.00%, 7/1/37	98,491	108,448
FNMA, 6.50%, 8/1/37	20,447	21,798
FNMA, 5.00%, 4/1/40	137,103	145,882
FNMA, 5.00%, 6/1/40	98,253	104,442
FNMA, 3.50%, 1/1/41	324,177	321,668
FNMA, 4.00%, 1/1/41	458,480	468,014
FNMA, 4.00%, 5/1/41	100,776	102,575
FNMA, 5.00%, 6/1/41	118,919	126,565
FNMA, 4.50%, 7/1/41	126,864	132,088
FNMA, 4.50%, 9/1/41	31,329	32,593
FNMA, 4.00%, 12/1/41	165,535	168,561
FNMA, 4.00%, 1/1/42	48,023	48,881
FNMA, 4.00%, 1/1/42	179,340	182,542
FNMA, 3.50%, 5/1/42	323,920	321,413
FNMA, 3.50%, 6/1/42	77,506	76,909
FNMA, 3.50%, 5/1/45	602,391	595,582
FNMA, 6.50%, 8/1/47	3,761	4,010
FNMA, 6.50%, 9/1/47	4,781	5,074
FNMA, 6.50%, 9/1/47	230	244
FNMA, 6.50%, 9/1/47	2,514	2,668
FNMA, 3.50%, 10/1/47	1,435,893	1,414,540
FNMA, 3.50%, 3/1/48	1,462,614	1,440,649
FNMA, 4.00%, 8/1/48	1,741,769	1,761,541

GNMA, 3.00%, 10/18/18(7)	500,000	484,287
GNMA, 3.50%, 10/18/18(7)	525,000	522,078
GNMA, 4.00%, 10/18/18(7)	1,000,000	1,016,973
GNMA, 7.00%, 4/20/26	8,685	9,570
GNMA, 7.50%, 8/15/26	5,251	5,732
GNMA, 7.00%, 2/15/28	2,432	2,436
GNMA, 7.50%, 2/15/28	2,244	2,248
GNMA, 6.50%, 5/15/28	368	404
GNMA, 6.50%, 5/15/28	1,307	1,435
GNMA, 7.00%, 12/15/28	2,303	2,307
GNMA, 7.00%, 5/15/31	17,540	19,684
GNMA, 5.50%, 11/15/32	40,569	44,069
GNMA, 4.50%, 1/15/40	34,448	35,947
GNMA, 4.50%, 5/20/41	98,345	103,142
GNMA, 4.50%, 6/15/41	57,590	60,462
GNMA, 4.00%, 12/15/41	190,904	195,450
GNMA, 3.50%, 7/20/42	74,154	74,182
GNMA, 2.50%, 7/20/46	189,440	177,878
GNMA, 2.50%, 8/20/46	123,095	115,583
		18,818,240
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $20,860,764)		20,613,542
ASSET-BACKED SECURITIES(5) — 2.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(3)	300,000	299,253
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	168,577	164,837
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.41%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.25%(3)	244,373	245,038
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	11,442	11,432
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/18(3)(6)	179,912	179,332
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	11,403	11,338
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	52,541	51,649
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	64,167	62,983
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 10/25/18(3)	400,000	399,590
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.86%, 10/17/18, resets monthly off the 1-month LIBOR plus 0.70%(3)	397,835	397,385
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.24%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.08%(3)	275,000	276,007
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.16%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.00%(3)	424,605	427,987
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(3)	95,556	95,417
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	29,777	29,111
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	30,620	29,989
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	47,483	45,961
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	177,237	171,589
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(3)	290,559	289,785
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.56%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.40%(3)	74,926	75,104
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(3)	225,000	220,318
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88%, 10/17/35(3)(8)	350,000	350,109
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(3)(8)	625,000	625,000
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	40,027	39,566
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	19,881	19,746

Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(3)	273,067	272,319
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 10/1/18(3)(6)	43,102	43,068
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 10/1/18(3)(6)	88,677	87,136
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/1/18(3)(6)	240,304	234,487
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 10/1/18(3)(6)	179,741	177,009
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 10/1/18(3)(6)	345,789	337,221
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	14,873	14,752
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	96,606	94,150
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	167,955	162,220
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	212,963	212,495
TOTAL ASSET-BACKED SECURITIES (Cost $6,189,559)		6,153,383
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 2.6%
Private Sponsor Collateralized Mortgage Obligations — 1.7%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	3,195	3,214
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.01%, 10/1/18(6)	32,458	32,919
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 10/1/18(3)(6)	109,020	106,622
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.36%, 10/1/18(6)	27,788	27,777
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.05%, 10/1/18(6)	28,274	27,677
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.88%, 10/1/18(6)	23,057	22,900
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.49%, 10/1/18(6)	7,433	7,540
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, 4/1/19, resets annually off the 1-year H15T1Y plus 2.15%	20,813	21,141
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,210	1,190
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 10/1/18(3)(6)	84,182	83,201
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.03%, 10/1/18(6)	8,263	8,237
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 10/1/18(6)	10,271	10,337
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 10/1/18(3)(6)	208,906	206,163
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.86%, 10/1/18(6)	16,871	16,708
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.91%, 10/1/18(6)	19,408	19,809
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.63%, 10/1/18(6)	30,671	30,608
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.90%, 10/1/18(6)	71,608	73,248
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.45%, 10/1/18(6)	15,077	15,302
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.23%, 10/1/18(6)	13,161	13,266
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.13%, 10/1/18(6)	6,542	6,560
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.86%, 10/1/18(6)	13,022	13,250
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/18(3)(6)	25,036	24,106
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 10/1/18(3)(6)	174,917	170,592
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 10/1/18(3)(6)	193,742	192,538
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.42%, 10/1/18(6)	83,499	86,048
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.11%, 10/25/18(6)	57,058	56,735
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.54%, 10/1/18(6)	29,835	30,332
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 10/1/18(3)(6)	170,447	171,839
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.72%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.50%(3)	107,040	110,240
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.86%, 10/1/18(6)	16	16
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/18(6)	3,852	3,881
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(3)	17,193	17,232
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 10/1/18(3)(6)	88,672	86,674
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/1/18(3)(6)	270,576	268,215
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 10/1/18(3)(6)	215,185	216,979

Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 10/1/18(3)(6)	261,367	258,985
Sequoia Mortgage Trust, Series 2018-7, Class A4, VRN, 4.00%, 10/1/18(3)(6)	396,074	397,873
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 10/1/18(3)(6)	279,525	282,099
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 10/1/18(3)(6)	42,974	40,772
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.31%, 10/1/18(6)	49,949	50,363
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.96%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.74%	49,064	48,473
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 10/1/18(6)	74,345	73,407
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.43%, 10/1/18(6)	13,744	14,149
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.76%, 10/1/18(6)	14,689	15,048
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	10,408	10,287
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	21,938	22,559
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.29%, 10/1/18(6)	53,477	56,515
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.21%, 10/1/18(6)	16,163	16,746
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 4.21%, 10/1/18(6)	31,283	32,336
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.21%, 10/1/18(6)	14,392	14,650
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.35%, 10/1/18(6)	23,100	23,410
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	16,482	16,529
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	11,175	11,112
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	8,732	8,766
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	4,367	4,462
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	2,879	2,891
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.93%, 10/1/18(6)	13,264	12,757
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	18,448	19,465
		3,616,750
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.30%	150,000	151,473
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.42%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.20%	36,640	37,063
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.67%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.45%	189,794	189,594
FHLMC, Series KF31, Class A, VRN, 2.48%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.37%	274,473	275,354
FNMA, Series 2014-C02, Class 1M2, VRN, 4.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.60%	85,000	90,496
FNMA, Series 2014-C02, Class 2M2, VRN, 4.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.60%	107,817	114,386
FNMA, Series 2016-C04, Class 1M1, VRN, 3.67%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.45%	35,680	35,935
FNMA, Series 2016-C05, Class 2M1, VRN, 3.57%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.35%	25,014	25,088
FNMA, Series 2017-C01, Class 1M1, VRN, 3.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.30%	74,165	74,695
FNMA, Series 2018-C01, Class 1M1, VRN, 2.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.60%	474,388	475,242
FNMA, Series 2018-C02, Class 2M1, VRN, 2.87%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.65%	463,467	464,224
		1,933,550
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,572,302)		5,550,300
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	100,000	97,605
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	200,000	196,529
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 11/10/51(8)	375,000	389,531
BX Trust, Series 2018-MCSF, Class A, VRN, 2.74%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.58%(3)	200,000	199,606
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 10/1/18(6)	125,000	128,971
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/1/18(6)	125,000	127,448
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 10/1/18(6)	125,000	126,953
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 10/1/18(6)	100,000	99,007
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	50,000	46,542

Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 10/1/18(6)	150,000	148,361
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	375,000	365,216
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(3)	200,000	198,821
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	147,214	144,128
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.86%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.70%(3)	250,000	250,498
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	250,000	233,585
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/18(3)(6)	400,000	395,313
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/18(6)	75,000	75,821
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	170,000	166,608
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	50,000	51,492
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	75,000	77,400
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	100,000	94,147
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	150,000	144,062
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/18(3)(6)	125,000	123,189
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	130,000	124,700
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,112,006)		4,005,533
COLLATERALIZED LOAN OBLIGATIONS(5) — 1.7%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.37%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.02%(3)	175,000	174,241
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 10/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)	100,000	99,369
Carlyle Global Market Strategies CLO, Series 2014-5A, Class A1RR, VRN, 3.47%, 1/15/19, resets quarterly off the 3-month LIBOR plus 1.14%(3)	225,000	225,159
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(3)	150,000	149,342
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(3)	350,000	347,770
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.31%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)	100,000	99,383
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.19%, 10/18/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)	300,000	297,813
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.31%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.12%(3)	275,000	274,555
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.40%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.07%(3)	125,000	124,802
KKR CLO Ltd., Series 11, Class AR, VRN, 3.52%, 10/16/18, resets quarterly off the 3-month LIBOR plus 1.18%(3)	100,000	100,037
KKR CLO Ltd., Series 22A, Class A, VRN, 3.52%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(3)	250,000	249,677
LCM XIV LP, Series 14A, Class AR, VRN, 3.44%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.04%(3)	225,000	224,387
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.66%, 10/15/18, resets monthly off the 1-month LIBOR plus 1.50%(3)	193,000	193,969
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.29%, 10/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(3)	150,000	149,844
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.32%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(3)	300,000	299,423
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.15%(3)	200,000	200,147
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(3)	225,000	223,536
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.31%, 10/25/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)	100,000	99,360
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.49%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.15%(3)	175,000	175,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,717,958)		3,707,814

BANK LOAN OBLIGATIONS(9) — 0.7%
Consumer, Non-cyclical†
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.22%, 5/24/24, resets monthly off the 1-month LIBOR plus 2.00%	41,095	41,161
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.22%, 5/24/24, resets monthly off the 1-month LIBOR plus 2.00%	48,450	48,528
		89,689
Diversified Telecommunication Services — 0.1%
Level 3 Financing Inc., 2017 Term Loan B, 4.43%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%	230,000	230,911
Zayo Group, LLC, 2017 Incremental Term Loan, 4.49%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	100,000	100,581
Zayo Group, LLC, 2017 Incremental Term Loan, 1/19/24(10)	40,000	40,233
		371,725
Equity Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.24%, 3/21/25, resets monthly off the 1-month LIBOR plus 2.00%	189,183	189,641
Health Care Providers and Services — 0.1%
HCA Inc., 2018 Term Loan B10, 4.24%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	169,150	170,606
Hotels, Restaurants and Leisure — 0.1%
Hilton Worldwide Finance, LLC, Term Loan B2, 3.97%, 10/25/23, resets monthly off the 1-month LIBOR plus 1.75%	200,000	201,125
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 2016 Term Loan B, 6/30/23(10)	70,000	70,153
NRG Energy, Inc., 2016 Term Loan B, 4.14%, 6/30/23, resets quarterly off the 3-month LIBOR plus 1.75%	69,821	69,975
		140,128
IT Services — 0.1%
First Data Corporation, 2024 USD Term Loan, 4.21%, 4/26/24, resets monthly off the 1-month LIBOR plus 2.00%	150,000	150,294
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC, 2017 Term Loan B, 4.25%, 9/7/23, resets monthly off the 1-month LIBOR plus 2.00%	149,623	150,103
Western Digital Corporation, 2018 Term Loan B4, 3.99%, 4/29/23, resets monthly off the 1-month LIBOR plus 1.75%	159,200	159,698
		309,801
TOTAL BANK LOAN OBLIGATIONS (Cost $1,622,135)		1,623,009
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	20,000	26,920
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	32,347
Houston GO, 3.96%, 3/1/47	25,000	23,645
Los Angeles Community College District GO, 6.68%, 8/1/36	20,000	26,587
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	31,217
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	19,823
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	200,000	242,018
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	22,813
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	93,224
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	57,357
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	32,369
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	44,729
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	46,808
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	40,000	46,856
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	25,000	30,613
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	25,000	28,073
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	20,000	28,366
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	34,750
State of California GO, 4.60%, 4/1/38	20,000	20,780

State of California GO, 7.55%, 4/1/39	20,000	29,263
State of California GO, 7.30%, 10/1/39	15,000	20,991
State of California GO, 7.60%, 11/1/40	20,000	29,801
State of Illinois GO, 5.10%, 6/1/33	40,000	38,453
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	20,000	24,223
TOTAL MUNICIPAL SECURITIES (Cost $982,028)		1,032,026
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	30,592
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23	30,000	32,657
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44	60,000	57,480
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	10,000	12,675
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	35,685
		48,360
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	10,000	9,828
Republic of Poland Government International Bond, 5.125%, 4/21/21	35,000	36,646
		46,474
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	18,680
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $227,664)		234,243
U.S. GOVERNMENT AGENCY SECURITIES†
FNMA, 2.125%, 4/24/26 (Cost $39,737)	40,000	37,289
TEMPORARY CASH INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $6,450,664)	6,450,664	6,450,664
TOTAL INVESTMENT SECURITIES — 104.6% (Cost $197,488,832)		226,373,077
OTHER ASSETS AND LIABILITIES — (4.6)%		(9,929,212)
TOTAL NET ASSETS — 100.0%		$216,443,865

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	4	December 2018	$200	$583,800	$(3,629)
U.S. Treasury 10-Year Notes	3	December 2018	$300,000	356,344	(3,686)
U.S. Treasury 10-Year Ultra Notes	2	December 2018	$200,000	252,000	(3,130)
U.S. Treasury Long Bonds	3	December 2018	$300,000	421,500	(9,499)
				$1,613,644	$(19,944)

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $16,269,081, which represented 7.5% of total net assets.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $52,662.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(7)	Forward commitment. Settlement date is indicated.

(8)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(9)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(10)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	127,461,535	—	—
Corporate Bonds	—	25,493,237	—
U.S. Treasury Securities	—	24,010,502	—
U.S. Government Agency Mortgage-Backed Securities	—	20,613,542	—
Asset-Backed Securities	—	6,153,383	—
Collateralized Mortgage Obligations	—	5,550,300	—
Commercial Mortgage-Backed Securities	—	4,005,533	—
Collateralized Loan Obligations	—	3,707,814	—
Bank Loan Obligations	—	1,623,009	—
Municipal Securities	—	1,032,026	—
Sovereign Governments and Agencies	—	234,243	—
U.S. Government Agency Securities	—	37,289	—
Temporary Cash Investments	6,450,664	—	—
	133,912,199	92,460,878	—
Liabilities
Other Financial Instruments
Futures Contracts	19,944	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
September 30, 2018

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Aerospace and Defense — 1.6%
L3 Technologies, Inc.	41,433	8,809,484
Air Freight and Logistics — 0.9%
XPO Logistics, Inc.(1)	45,139	5,153,520
Auto Components — 0.8%
Aptiv plc	52,516	4,406,092
Banks — 0.6%
SVB Financial Group(1)	10,588	3,291,068
Beverages — 2.5%
Brown-Forman Corp., Class B	58,519	2,958,136
Constellation Brands, Inc., Class A	26,194	5,647,950
Monster Beverage Corp.(1)	98,976	5,768,321
		14,374,407
Biotechnology — 3.3%
Alexion Pharmaceuticals, Inc.(1)	46,514	6,465,911
Array BioPharma, Inc.(1)	229,058	3,481,682
Immunomedics, Inc.(1)	162,542	3,385,750
Sarepta Therapeutics, Inc.(1)	33,773	5,454,677
		18,788,020
Building Products — 1.1%
Allegion plc	69,844	6,325,771
Capital Markets — 4.5%
Cboe Global Markets, Inc.	80,025	7,679,199
LPL Financial Holdings, Inc.	60,851	3,925,498
S&P Global, Inc.	30,390	5,937,902
SEI Investments Co.	125,998	7,698,478
		25,241,077
Chemicals — 0.5%
FMC Corp.	31,715	2,764,914
Communications Equipment — 1.9%
Palo Alto Networks, Inc.(1)	46,543	10,484,276
Construction and Engineering — 1.5%
Jacobs Engineering Group, Inc.	109,726	8,394,039
Construction Materials — 0.5%
Vulcan Materials Co.	25,674	2,854,949
Containers and Packaging — 2.0%
Ball Corp.	137,825	6,062,922
Sealed Air Corp.	124,780	5,009,917
		11,072,839
Electrical Equipment — 1.6%
AMETEK, Inc.	111,329	8,808,350
Electronic Equipment, Instruments and Components — 1.8%
CDW Corp.	95,689	8,508,666

Dolby Laboratories, Inc., Class A	26,154	1,829,995
		10,338,661
Entertainment — 2.8%
Electronic Arts, Inc.(1)	46,168	5,562,782
Take-Two Interactive Software, Inc.(1)	72,989	10,071,752
		15,634,534
Equity Real Estate Investment Trusts (REITs) — 2.0%
SBA Communications Corp.(1)	71,302	11,453,240
Food and Staples Retailing — 0.6%
Costco Wholesale Corp.	15,216	3,573,934
Health Care Equipment and Supplies — 6.6%
Align Technology, Inc.(1)	22,174	8,674,912
Edwards Lifesciences Corp.(1)	55,615	9,682,572
Haemonetics Corp.(1)	49,809	5,707,115
Insulet Corp.(1)	49,056	5,197,483
Masimo Corp.(1)	61,671	7,680,507
		36,942,589
Health Care Providers and Services — 5.8%
Henry Schein, Inc.(1)	47,175	4,011,290
LHC Group, Inc.(1)	28,562	2,941,600
Quest Diagnostics, Inc.	78,103	8,428,095
WellCare Health Plans, Inc.(1)	53,867	17,263,835
		32,644,820
Hotels, Restaurants and Leisure — 5.7%
Domino's Pizza, Inc.	18,632	5,492,713
Haidilao International Holding Ltd.(1)	99,000	225,105
Hilton Worldwide Holdings, Inc.	65,070	5,256,355
Planet Fitness, Inc., Class A(1)	137,732	7,441,660
Red Rock Resorts, Inc., Class A	125,641	3,348,333
Vail Resorts, Inc.	21,323	5,851,458
Yum! Brands, Inc.	48,806	4,436,953
		32,052,577
Industrial Conglomerates — 0.5%
Roper Technologies, Inc.	9,075	2,688,106
Interactive Media and Services — 0.9%
Twitter, Inc.(1)	177,888	5,062,692
Internet and Direct Marketing Retail — 0.8%
Expedia Group, Inc.	32,629	4,257,432
IT Services — 8.0%
Akamai Technologies, Inc.(1)	72,752	5,321,809
Booz Allen Hamilton Holding Corp.	257,173	12,763,496
FleetCor Technologies, Inc.(1)	55,500	12,645,120
Square, Inc., Class A(1)	51,778	5,126,540
Worldpay, Inc., Class A(1)	90,097	9,124,123
		44,981,088
Life Sciences Tools and Services — 1.1%
Illumina, Inc.(1)	17,240	6,328,114
Machinery — 2.1%
Ingersoll-Rand plc	87,582	8,959,639

WABCO Holdings, Inc.(1)	23,701	2,795,296
		11,754,935
Metals and Mining — 0.3%
Largo Resources Ltd.(1)	664,878	1,868,546
Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	84,158	6,863,085
Oil, Gas and Consumable Fuels — 1.1%
Concho Resources, Inc.(1)	42,254	6,454,299
Pharmaceuticals — 1.6%
Elanco Animal Health, Inc.(1)	64,310	2,243,776
Jazz Pharmaceuticals plc(1)	41,051	6,901,905
		9,145,681
Professional Services — 3.8%
IHS Markit Ltd.(1)	132,513	7,150,402
TransUnion	43,157	3,175,492
Verisk Analytics, Inc.(1)	89,988	10,848,053
		21,173,947
Road and Rail — 0.8%
Canadian Pacific Railway Ltd.	20,047	4,248,761
Semiconductors and Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc.(1)	141,372	4,366,981
Marvell Technology Group Ltd.	278,884	5,382,461
Microchip Technology, Inc.	129,951	10,254,434
Xilinx, Inc.	119,120	9,549,850
		29,553,726
Software — 8.9%
Autodesk, Inc.(1)	72,926	11,384,478
PTC, Inc.(1)	52,084	5,530,800
RealPage, Inc.(1)	41,141	2,711,192
Red Hat, Inc.(1)	64,946	8,850,841
ServiceNow, Inc.(1)	46,461	9,089,165
Splunk, Inc.(1)	44,311	5,357,643
Tyler Technologies, Inc.(1)	30,390	7,447,373
		50,371,492
Specialty Retail — 5.9%
Burlington Stores, Inc.(1)	77,097	12,560,643
Five Below, Inc.(1)	27,453	3,570,537
O'Reilly Automotive, Inc.(1)	34,633	12,028,734
Ross Stores, Inc.	53,966	5,348,031
		33,507,945
Technology Hardware, Storage and Peripherals — 1.8%
NetApp, Inc.	120,091	10,314,616
Textiles, Apparel and Luxury Goods — 2.0%
Lululemon Athletica, Inc.(1)	43,910	7,134,936
VF Corp.	41,384	3,867,335
		11,002,271
Trading Companies and Distributors — 2.5%
United Rentals, Inc.(1)	60,635	9,919,886

Univar, Inc.(1)	136,805	4,194,441
		14,114,327
TOTAL COMMON STOCKS (Cost $427,848,837)		547,100,224
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $9,991,415), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $9,808,946)		9,807,311
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $5,839,420), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $5,724,501)		5,724,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	49,316	49,316
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,580,627)		15,580,627
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $443,429,464)		562,680,851
OTHER ASSETS AND LIABILITIES — 0.1%		737,532
TOTAL NET ASSETS — 100.0%		$563,418,383

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,071,785	CAD	6,537,531	Morgan Stanley	12/31/18	$202
USD	136,984	CAD	177,142	Morgan Stanley	12/31/18	(436)
USD	124,049	CAD	161,216	Morgan Stanley	12/31/18	(1,017)
USD	189,501	CAD	244,624	Morgan Stanley	12/31/18	(270)
						$(1,521)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	545,006,573	2,093,651	—
Temporary Cash Investments	49,316	15,531,311	—
	545,055,889	17,624,962	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	202	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,723	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
September 30, 2018

VP Growth - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Aerospace and Defense — 5.7%
Boeing Co. (The)	462	171,818
Lockheed Martin Corp.	420	145,303
		317,121
Air Freight and Logistics — 1.4%
XPO Logistics, Inc.(1)	684	78,092
Airlines — 1.6%
Delta Air Lines, Inc.	1,529	88,422
Biotechnology — 3.0%
Biogen, Inc.(1)	218	77,022
Exelixis, Inc.(1)	977	17,312
Vertex Pharmaceuticals, Inc.(1)	369	71,121
		165,455
Capital Markets — 1.7%
Charles Schwab Corp. (The)	945	46,447
S&P Global, Inc.	249	48,652
		95,099
Communications Equipment — 1.4%
Palo Alto Networks, Inc.(1)	347	78,165
Consumer Finance — 1.5%
American Express Co.	773	82,317
Electronic Equipment, Instruments and Components — 0.9%
CDW Corp.	538	47,839
Energy Equipment and Services — 0.6%
Halliburton Co.	764	30,965
Entertainment — 3.1%
Electronic Arts, Inc.(1)	374	45,063
Liberty Media Corp-Liberty Formula One, Class C(1)	375	13,946
Netflix, Inc.(1)	230	86,050
Take-Two Interactive Software, Inc.(1)	206	28,426
		173,485
Equity Real Estate Investment Trusts (REITs) — 2.2%
Equity Residential	642	42,539
SBA Communications Corp.(1)	481	77,263
		119,802
Food and Staples Retailing — 1.0%
Walmart, Inc.	569	53,435
Food Products — 1.7%
Mondelez International, Inc., Class A	2,157	92,665
Health Care Equipment and Supplies — 4.8%
ABIOMED, Inc.(1)	67	30,133
Boston Scientific Corp.(1)	1,858	71,533
Edwards Lifesciences Corp.(1)	249	43,351
IDEXX Laboratories, Inc.(1)	79	19,723

Intuitive Surgical, Inc.(1)	142	81,508
Penumbra, Inc.(1)	147	22,006
		268,254
Health Care Providers and Services — 2.7%
Quest Diagnostics, Inc.	547	59,027
Tivity Health, Inc.(1)	420	13,503
WellCare Health Plans, Inc.(1)	250	80,122
		152,652
Health Care Technology — 0.5%
Cerner Corp.(1)	470	30,273
Hotels, Restaurants and Leisure — 3.7%
Chipotle Mexican Grill, Inc.(1)	62	28,181
Darden Restaurants, Inc.	148	16,456
Las Vegas Sands Corp.	746	44,260
Royal Caribbean Cruises Ltd.	884	114,867
		203,764
Household Products — 0.3%
Church & Dwight Co., Inc.	288	17,099
Interactive Media and Services — 12.3%
Alphabet, Inc., Class A(1)	373	450,241
Facebook, Inc., Class A(1)	1,307	214,949
Twitter, Inc.(1)	762	21,687
		686,877
Internet and Direct Marketing Retail — 7.8%
Amazon.com, Inc.(1)	218	436,654
IT Services — 7.7%
Fiserv, Inc.(1)	474	39,048
PayPal Holdings, Inc.(1)	1,229	107,955
VeriSign, Inc.(1)	139	22,257
Visa, Inc., Class A	1,729	259,506
		428,766
Life Sciences Tools and Services — 2.0%
Agilent Technologies, Inc.	1,084	76,465
Illumina, Inc.(1)	100	36,706
		113,171
Machinery — 0.8%
WABCO Holdings, Inc.(1)	365	43,048
Multiline Retail — 0.7%
Target Corp.	468	41,282
Oil, Gas and Consumable Fuels — 1.3%
Concho Resources, Inc.(1)	484	73,931
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	277	40,254
Pharmaceuticals — 0.6%
Zoetis, Inc.	374	34,243
Road and Rail — 1.7%
Union Pacific Corp.	582	94,767
Semiconductors and Semiconductor Equipment — 5.3%
Applied Materials, Inc.	2,142	82,788

ASML Holding NV	367	68,561
Broadcom, Inc.	473	116,703
Maxim Integrated Products, Inc.	442	24,924
		292,976
Software — 9.7%
Microsoft Corp.	3,736	427,286
salesforce.com, Inc.(1)	550	87,467
Splunk, Inc.(1)	213	25,754
		540,507
Specialty Retail — 2.1%
TJX Cos., Inc. (The)	1,054	118,069
Technology Hardware, Storage and Peripherals — 5.0%
Apple, Inc.	1,245	281,046
Textiles, Apparel and Luxury Goods — 2.1%
NIKE, Inc., Class B	654	55,407
Tapestry, Inc.	1,192	59,922
		115,329
Tobacco — 1.2%
Altria Group, Inc.	1,068	64,411
TOTAL COMMON STOCKS (Cost $3,432,638)		5,500,235
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 1000 Growth ETF (Cost $34,253)	231	36,031
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $5,490), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $5,390)		5,389
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,150	3,150
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,539)		8,539
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $3,475,430)		5,544,805
OTHER ASSETS AND LIABILITIES — 0.4%		21,601
TOTAL NET ASSETS — 100.0%		$5,566,406

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	54,474	EUR	45,993	Credit Suisse AG	12/31/18	$656
USD	5,435	EUR	4,587	Credit Suisse AG	12/31/18	68
						$724

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,431,674	68,561	—
Exchange-Traded Funds	36,031	—	—
Temporary Cash Investments	3,150	5,389	—
	5,470,855	73,950	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	724	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Income & Growth Fund
September 30, 2018

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Aerospace and Defense — 3.8%
Boeing Co. (The)	17,712	6,587,093
Lockheed Martin Corp.	13,786	4,769,405
Raytheon Co.	19,822	4,096,414
		15,452,912
Auto Components — 0.2%
Magna International, Inc.	13,578	713,252
Automobiles — 0.8%
Harley-Davidson, Inc.	73,061	3,309,663
Banks — 6.8%
Bank of America Corp.	163,078	4,804,278
BB&T Corp.	55,614	2,699,503
JPMorgan Chase & Co.	84,277	9,509,817
SunTrust Banks, Inc.	39,597	2,644,684
U.S. Bancorp	83,526	4,411,008
Wells Fargo & Co.	74,110	3,895,221
		27,964,511
Beverages†
Constellation Brands, Inc., Class A	689	148,562
Biotechnology — 3.9%
AbbVie, Inc.	58,028	5,488,288
Amgen, Inc.	28,989	6,009,130
Biogen, Inc.(1)	12,235	4,322,748
		15,820,166
Capital Markets — 0.6%
Affiliated Managers Group, Inc.	6,818	932,157
FactSet Research Systems, Inc.	6,009	1,344,273
		2,276,430
Chemicals — 1.3%
LyondellBasell Industries NV, Class A	32,645	3,346,439
Praxair, Inc.	12,451	2,001,249
		5,347,688
Commercial Services and Supplies — 1.5%
Republic Services, Inc.	37,266	2,707,748
Waste Management, Inc.	39,157	3,538,226
		6,245,974
Communications Equipment — 1.8%
Cisco Systems, Inc.	148,865	7,242,282
Consumer Finance — 1.6%
Discover Financial Services	46,223	3,533,748
Synchrony Financial	99,343	3,087,581
		6,621,329
Containers and Packaging — 0.8%
WestRock Co.	59,661	3,188,284

Diversified Consumer Services — 0.8%
H&R Block, Inc.	125,812	3,239,659
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	13,176	2,821,113
Diversified Telecommunication Services — 3.2%
AT&T, Inc.	214,748	7,211,238
Verizon Communications, Inc.	107,088	5,717,428
		12,928,666
Electric Utilities — 0.7%
OGE Energy Corp.	80,739	2,932,441
Electronic Equipment, Instruments and Components — 0.8%
National Instruments Corp.	68,766	3,323,461
Energy Equipment and Services — 2.0%
Halliburton Co.	90,732	3,677,368
Schlumberger Ltd.	70,867	4,317,218
		7,994,586
Entertainment — 0.1%
Activision Blizzard, Inc.	7,233	601,713
Equity Real Estate Investment Trusts (REITs) — 5.0%
Apple Hospitality REIT, Inc.	101,536	1,775,865
Brixmor Property Group, Inc.	11,372	199,124
Hospitality Properties Trust	39,034	1,125,740
Kimco Realty Corp.	189,585	3,173,653
Park Hotels & Resorts, Inc.	62,602	2,054,598
Select Income REIT	104,131	2,284,634
Senior Housing Properties Trust	171,742	3,015,789
Tanger Factory Outlet Centers, Inc.	68,078	1,557,625
VEREIT, Inc.	289,300	2,100,318
Weingarten Realty Investors	63,242	1,882,082
Weyerhaeuser Co.	27,855	898,881
WP Carey, Inc.	6,504	418,272
		20,486,581
Food Products — 0.7%
Hershey Co. (The)	9,704	989,808
Mondelez International, Inc., Class A	47,501	2,040,643
		3,030,451
Health Care Equipment and Supplies — 2.4%
Abbott Laboratories	64,419	4,725,778
Medtronic plc	53,146	5,227,972
		9,953,750
Health Care Providers and Services — 1.8%
Cigna Corp.	2,249	468,354
CVS Health Corp.	17,063	1,343,199
UnitedHealth Group, Inc.	20,163	5,364,165
		7,175,718
Hotels, Restaurants and Leisure — 0.7%
Las Vegas Sands Corp.	49,457	2,934,284
Household Durables — 0.9%
Garmin Ltd.	49,835	3,490,942

Household Products — 1.0%
Kimberly-Clark Corp.	35,004	3,977,854
Procter & Gamble Co. (The)	590	49,106
		4,026,960
Industrial Conglomerates — 1.3%
3M Co.	10,222	2,153,878
Honeywell International, Inc.	19,189	3,193,049
		5,346,927
Insurance — 2.7%
First American Financial Corp.	24,117	1,244,196
Hartford Financial Services Group, Inc. (The)	64,975	3,246,151
MetLife, Inc.	49,080	2,293,018
Progressive Corp. (The)	58,971	4,189,300
		10,972,665
Interactive Media and Services — 4.2%
Alphabet, Inc., Class A(1)	11,071	13,363,582
Facebook, Inc., Class A(1)	23,119	3,802,151
		17,165,733
Internet and Direct Marketing Retail — 2.3%
Amazon.com, Inc.(1)	4,645	9,303,935
IT Services — 2.1%
Accenture plc, Class A	1,238	210,708
International Business Machines Corp.	35,430	5,357,370
MAXIMUS, Inc.	14,620	951,177
Visa, Inc., Class A	14,741	2,212,477
		8,731,732
Machinery — 2.5%
Caterpillar, Inc.	32,753	4,994,505
Ingersoll-Rand plc	14,138	1,446,318
Parker-Hannifin Corp.	19,699	3,623,237
		10,064,060
Metals and Mining — 0.2%
Nucor Corp.	1,176	74,617
Reliance Steel & Aluminum Co.	6,865	585,516
		660,133
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Chimera Investment Corp.	65,405	1,185,792
Two Harbors Investment Corp.	190,346	2,841,866
		4,027,658
Multiline Retail — 0.9%
Kohl's Corp.	50,952	3,798,472
Oil, Gas and Consumable Fuels — 7.4%
Chevron Corp.	57,801	7,067,906
ConocoPhillips	59,026	4,568,613
Exxon Mobil Corp.	33,338	2,834,397
HollyFrontier Corp.	36,868	2,577,073
Marathon Petroleum Corp.	47,827	3,824,725
Occidental Petroleum Corp.	50,013	4,109,568
Phillips 66	33,518	3,778,149

Valero Energy Corp.	15,075	1,714,781
		30,475,212
Pharmaceuticals — 6.7%
Allergan plc	19,651	3,743,123
Bristol-Myers Squibb Co.	83,137	5,161,145
Eli Lilly & Co.	32,245	3,460,211
Johnson & Johnson	23,194	3,204,715
Merck & Co., Inc.	61,529	4,364,867
Pfizer, Inc.	172,890	7,619,262
		27,553,323
Semiconductors and Semiconductor Equipment — 6.2%
Applied Materials, Inc.	78,947	3,051,302
Broadcom, Inc.	10,167	2,508,504
Intel Corp.	146,153	6,911,575
KLA-Tencor Corp.	15,257	1,551,789
Lam Research Corp.	6,345	962,536
QUALCOMM, Inc.	69,226	4,986,349
Skyworks Solutions, Inc.	10,763	976,312
Texas Instruments, Inc.	42,393	4,548,345
		25,496,712
Software — 6.9%
Intuit, Inc.	9,050	2,057,970
LogMeIn, Inc.	25,518	2,273,654
Microsoft Corp.	160,098	18,310,408
Oracle Corp. (New York)	112,167	5,783,331
		28,425,363
Specialty Retail — 1.6%
American Eagle Outfitters, Inc.	47,744	1,185,484
Best Buy Co., Inc.	34,177	2,712,287
Ross Stores, Inc.	25,493	2,526,356
		6,424,127
Technology Hardware, Storage and Peripherals — 5.6%
Apple, Inc.	65,769	14,846,694
Hewlett Packard Enterprise Co.	105,179	1,715,470
HP, Inc.	145,103	3,739,304
Seagate Technology plc	56,380	2,669,593
		22,971,061
Textiles, Apparel and Luxury Goods — 1.0%
Ralph Lauren Corp.	380	52,269
Tapestry, Inc.	72,832	3,661,265
VF Corp.	2,016	188,395
		3,901,929
Tobacco — 1.2%
Altria Group, Inc.	83,694	5,047,585
Trading Companies and Distributors — 0.9%
W.W. Grainger, Inc.	10,386	3,712,060
TOTAL COMMON STOCKS (Cost $300,148,503)		403,350,065

TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $3,287,797), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $3,227,753)		3,227,215
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,922,794), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $1,883,165)		1,883,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,724	15,724
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,125,939)		5,125,939
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $305,274,442)		408,476,004
OTHER ASSETS AND LIABILITIES — 0.1%		412,601
TOTAL NET ASSETS — 100.0%		$408,888,605

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	403,350,065	—	—
Temporary Cash Investments	15,724	5,110,215	—
	403,365,789	5,110,215	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
September 30, 2018

VP International - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.0%
Australia — 4.6%
Aristocrat Leisure Ltd.	76,850	1,579,871
CSL Ltd.	29,970	4,356,809
Treasury Wine Estates Ltd.	206,860	2,615,258
		8,551,938
Austria — 1.3%
Erste Group Bank AG(1)	57,553	2,390,889
Belgium — 2.5%
KBC Group NV	25,850	1,923,843
Umicore SA	49,550	2,771,223
		4,695,066
Brazil — 1.5%
Localiza Rent a Car SA	275,100	1,557,189
Magazine Luiza SA	41,500	1,263,944
		2,821,133
Canada — 2.5%
Bombardier, Inc., B Shares(1)	754,470	2,686,921
Dollarama, Inc.	22,300	702,502
First Quantum Minerals Ltd.	119,530	1,361,272
		4,750,695
China — 3.9%
Alibaba Group Holding Ltd. ADR(1)	13,560	2,234,146
ANTA Sports Products Ltd.	362,000	1,736,394
Huazhu Group Ltd. ADR	38,296	1,236,961
Sunny Optical Technology Group Co. Ltd.	26,700	307,984
Tencent Holdings Ltd.	44,900	1,853,734
		7,369,219
Denmark — 2.2%
Chr Hansen Holding A/S	24,740	2,511,401
DSV A/S	17,270	1,570,269
		4,081,670
Finland — 1.1%
Neste Oyj	24,890	2,057,576
France — 8.5%
Accor SA	35,740	1,834,951
Danone SA	43,520	3,370,279
Eurofins Scientific SE	2,220	1,260,413
Kering SA	3,750	2,010,214
Peugeot SA	40,520	1,092,873
TOTAL SA	18,220	1,181,258
Ubisoft Entertainment SA(1)	20,620	2,236,555
Valeo SA	34,146	1,482,731
Vivendi SA	52,030	1,339,278
		15,808,552

Germany — 5.5%
adidas AG	8,170	2,000,551
Deutsche Boerse AG	14,520	1,945,465
Infineon Technologies AG	43,800	995,213
Symrise AG	30,100	2,747,582
Wirecard AG	9,600	2,080,974
Zalando SE(1)	14,252	554,500
		10,324,285
Hong Kong — 2.3%
AIA Group Ltd.	473,400	4,227,029
India — 0.5%
HDFC Bank Ltd.	35,370	978,811
Ireland — 2.5%
CRH plc	78,800	2,578,210
Kerry Group plc, A Shares	14,070	1,556,002
Ryanair Holdings plc ADR(1)	6,437	618,210
		4,752,422
Italy — 0.5%
UniCredit SpA	56,390	848,774
Japan — 16.8%
Anritsu Corp.	68,100	1,122,014
CyberAgent, Inc.	33,300	1,773,147
Daikin Industries Ltd.	9,100	1,211,384
Don Quijote Holdings Co. Ltd.	51,400	2,601,215
Fast Retailing Co. Ltd.	2,400	1,223,447
Keyence Corp.	3,500	2,032,477
Komatsu Ltd.	80,300	2,442,499
MonotaRO Co. Ltd.	60,800	1,715,050
Nitori Holdings Co. Ltd.	6,000	860,500
Recruit Holdings Co. Ltd.	73,900	2,466,369
Shiseido Co. Ltd.	42,400	3,283,556
Sony Corp.	16,900	1,036,133
Start Today Co. Ltd.	63,500	1,922,549
Sysmex Corp.	24,600	2,117,479
TDK Corp.	19,500	2,126,430
Terumo Corp.	34,200	2,025,752
Unicharm Corp.	41,500	1,372,619
		31,332,620
Mexico — 0.7%
Grupo Financiero Banorte SAB de CV	169,280	1,224,598
Netherlands — 5.6%
Akzo Nobel NV	10,630	994,022
ASML Holding NV	13,590	2,538,789
Heineken NV	22,524	2,111,995
InterXion Holding NV(1)	32,810	2,208,113
QIAGEN NV(1)	12,340	467,439
Unilever NV CVA	39,630	2,206,987
		10,527,345

Russia — 0.5%
Yandex NV, A Shares(1)	29,750	978,478
Spain — 3.0%
Amadeus IT Group SA	30,020	2,789,076
CaixaBank SA	264,920	1,211,272
Cellnex Telecom SA	58,300	1,531,807
		5,532,155
Sweden — 5.8%
Epiroc AB, A Shares(1)	128,686	1,437,824
Hexagon AB, B Shares	38,960	2,283,926
Lundin Petroleum AB	56,460	2,161,227
Spotify Technology SA(1)	3,870	699,812
Swedbank AB, A Shares	55,930	1,386,387
Swedish Match AB	12,300	629,712
Telefonaktiebolaget LM Ericsson, B Shares	257,380	2,284,373
		10,883,261
Switzerland — 4.2%
Credit Suisse Group AG(1)	87,450	1,314,334
Julius Baer Group Ltd.(1)	7,180	359,293
Lonza Group AG(1)	14,730	5,028,072
Straumann Holding AG	1,570	1,180,619
		7,882,318
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	183,000	1,573,298
United Kingdom — 20.2%
ASOS plc(1)	13,902	1,044,067
Associated British Foods plc	24,200	722,318
AstraZeneca plc	49,710	3,863,549
Aviva plc	216,826	1,383,381
B&M European Value Retail SA	376,059	1,895,921
Bunzl plc	85,960	2,703,532
Carnival plc	14,340	890,428
Coca-Cola HBC AG(1)	41,790	1,423,278
Compass Group plc	95,033	2,113,155
Diageo plc	106,270	3,766,151
Ferguson plc	33,144	2,814,473
Intertek Group plc	40,414	2,629,567
Just Eat plc(1)	91,642	800,528
London Stock Exchange Group plc	58,640	3,505,144
Royal Dutch Shell plc, A Shares	108,215	3,715,894
Standard Chartered plc	92,480	767,107
Tesco plc	611,250	1,910,495
Weir Group plc (The)	73,380	1,686,195
		37,635,183
TOTAL COMMON STOCKS (Cost $148,281,368)		181,227,315

TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $1,875,581), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $1,841,328)		1,841,021
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,098,739), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $1,074,094)		1,074,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,278	2,278
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,917,299)		2,917,299
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $151,198,667)		184,144,614
OTHER ASSETS AND LIABILITIES — 1.4%		2,602,736
TOTAL NET ASSETS — 100.0%		$186,747,350

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	17.5%
Information Technology	16.6%
Industrials	13.5%
Consumer Staples	13.3%
Financials	12.6%
Health Care	10.8%
Materials	7.0%
Energy	4.9%
Communication Services	0.8%
Cash and Equivalents*	3.0%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,443,159	172,784,156	—
Temporary Cash Investments	2,278	2,915,021	—
	8,445,437	175,699,177	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
September 30, 2018

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.0%
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., Class B	1,670	194,973
Airlines — 0.7%
Southwest Airlines Co.	3,250	202,963
Auto Components — 0.8%
BorgWarner, Inc.	5,480	234,434
Automobiles — 1.1%
Honda Motor Co. Ltd. ADR	11,100	333,888
Banks — 13.4%
Bank of America Corp.	21,830	643,112
BB&T Corp.	14,890	722,760
JPMorgan Chase & Co.	8,620	972,681
M&T Bank Corp.	460	75,688
PNC Financial Services Group, Inc. (The)	2,630	358,180
U.S. Bancorp	17,820	941,074
Wells Fargo & Co.	8,330	437,825
		4,151,320
Beverages — 1.3%
PepsiCo, Inc.	3,530	394,654
Building Products — 0.9%
Johnson Controls International plc	8,340	291,900
Capital Markets — 5.8%
Ameriprise Financial, Inc.	2,940	434,120
Bank of New York Mellon Corp. (The)	13,860	706,722
Invesco Ltd.	28,760	658,029
		1,798,871
Chemicals — 1.1%
DowDuPont, Inc.	5,420	348,560
Communications Equipment — 2.4%
Cisco Systems, Inc.	15,240	741,426
Containers and Packaging — 0.9%
WestRock Co.	5,280	282,163
Diversified Telecommunication Services — 3.2%
Verizon Communications, Inc.	18,450	985,045
Electric Utilities — 3.3%
Edison International	4,770	322,833
Eversource Energy	4,740	291,226
Xcel Energy, Inc.	8,830	416,864
		1,030,923
Electrical Equipment — 1.0%
Eaton Corp. plc	3,690	320,034
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	3,570	313,910

Energy Equipment and Services — 4.9%
Baker Hughes a GE Co.	11,400	385,662
Schlumberger Ltd.	18,550	1,130,066
		1,515,728
Food and Staples Retailing — 2.5%
Sysco Corp.	2,130	156,023
Walgreens Boots Alliance, Inc.	3,830	279,207
Walmart, Inc.	3,700	347,467
		782,697
Food Products — 3.5%
Conagra Brands, Inc.	7,910	268,703
Kellogg Co.	2,240	156,845
Mondelez International, Inc., Class A	15,220	653,851
		1,079,399
Health Care Equipment and Supplies — 5.8%
Abbott Laboratories	2,670	195,871
Medtronic plc	9,320	916,809
Zimmer Biomet Holdings, Inc.	5,220	686,273
		1,798,953
Health Care Providers and Services — 2.3%
Cigna Corp.	1,010	210,333
Henry Schein, Inc.(1)	2,030	172,611
McKesson Corp.	2,550	338,257
		721,201
Hotels, Restaurants and Leisure — 1.0%
Carnival Corp.	1,840	117,337
McDonald's Corp.	1,190	199,075
		316,412
Household Products — 3.1%
Procter & Gamble Co. (The)	11,600	965,468
Industrial Conglomerates — 1.5%
General Electric Co.	12,190	137,625
Siemens AG	2,510	321,557
		459,182
Insurance — 3.5%
Aflac, Inc.	7,140	336,080
Chubb Ltd.	5,660	756,402
		1,092,482
Machinery — 2.7%
Atlas Copco AB, B Shares	16,010	427,208
Cummins, Inc.	2,750	401,693
		828,901
Multiline Retail — 0.5%
Target Corp.	1,610	142,018
Oil, Gas and Consumable Fuels — 8.8%
Anadarko Petroleum Corp.	4,990	336,376
Chevron Corp.	6,690	818,053
EQT Corp.	5,790	256,092
Noble Energy, Inc.	9,410	293,498

Royal Dutch Shell plc, Class B ADR	2,790	197,895
TOTAL SA ADR	12,450	801,655
		2,703,569
Personal Products — 0.5%
Unilever NV CVA	2,800	155,931
Pharmaceuticals — 10.3%
Allergan plc	1,600	304,768
Johnson & Johnson	7,800	1,077,726
Merck & Co., Inc.	8,770	622,144
Pfizer, Inc.	21,220	935,165
Roche Holding AG	1,000	242,256
		3,182,059
Road and Rail — 0.7%
Union Pacific Corp.	1,260	205,166
Semiconductors and Semiconductor Equipment — 3.4%
Applied Materials, Inc.	8,660	334,709
Intel Corp.	14,820	700,838
		1,035,547
Software — 2.2%
Oracle Corp. (New York)	13,120	676,467
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	1,300	218,829
AutoZone, Inc.(1)	220	170,654
		389,483
TOTAL COMMON STOCKS (Cost $25,788,230)		29,675,727
EXCHANGE-TRADED FUNDS — 2.6%
iShares Russell 1000 Value ETF (Cost $751,840)	6,190	783,777
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $161,729), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $158,775)		158,749
State Street Institutional U.S. Government Money Market Fund, Premier Class	93,645	93,645
TOTAL TEMPORARY CASH INVESTMENTS (Cost $252,394)		252,394
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $26,792,464)		30,711,898
OTHER ASSETS AND LIABILITIES — 0.6%		198,333
TOTAL NET ASSETS — 100.0%		$30,910,231

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	200,491	CHF	190,974	UBS AG	12/31/18	$4,174
USD	10,199	CHF	9,754	UBS AG	12/31/18	172
USD	1,086,099	EUR	917,002	Credit Suisse AG	12/31/18	13,084
USD	31,190	EUR	26,686	Credit Suisse AG	12/31/18	(36)
GBP	30,668	USD	40,282	Morgan Stanley	12/31/18	(128)
GBP	7,086	USD	9,334	Morgan Stanley	12/31/18	(56)
USD	217,865	GBP	163,836	Morgan Stanley	12/31/18	3,357
USD	4,194	GBP	3,204	Morgan Stanley	12/31/18	(2)
USD	286,793	JPY	32,068,905	Bank of America, N.A.	12/28/18	2,525
USD	343,895	SEK	2,998,353	Goldman Sachs & Co.	12/28/18	3,870
USD	8,873	SEK	77,488	Goldman Sachs & Co.	12/28/18	86
						$27,046

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	28,528,775	1,146,952	—
Exchange-Traded Funds	783,777	—	—
Temporary Cash Investments	93,645	158,749	—
	29,406,197	1,305,701	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	27,268	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	222	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
September 30, 2018

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.7%
Aerospace and Defense — 0.8%
Textron, Inc.	141,891	10,140,950
Airlines — 1.2%
Southwest Airlines Co.	247,112	15,432,144
Auto Components — 1.0%
Aptiv plc	35,577	2,984,910
BorgWarner, Inc.	241,693	10,339,627
		13,324,537
Automobiles — 1.5%
Honda Motor Co. Ltd. ADR	363,330	10,928,966
Thor Industries, Inc.	90,494	7,574,348
		18,503,314
Banks — 9.8%
Bank of Hawaii Corp.	215,790	17,027,989
BB&T Corp.	526,806	25,571,163
Comerica, Inc.	59,215	5,341,193
Commerce Bancshares, Inc.	215,542	14,230,083
M&T Bank Corp.	103,695	17,061,975
Prosperity Bancshares, Inc.	58,072	4,027,293
SunTrust Banks, Inc.	202,395	13,517,962
UMB Financial Corp.	205,938	14,601,004
Westamerica Bancorporation	232,109	13,963,678
		125,342,340
Beverages — 0.5%
Molson Coors Brewing Co., Class B	104,478	6,425,397
Building Products — 1.5%
Johnson Controls International plc	554,759	19,416,565
Capital Markets — 6.3%
Ameriprise Financial, Inc.	134,663	19,884,338
Invesco Ltd.	1,135,625	25,983,100
Northern Trust Corp.	271,436	27,721,759
State Street Corp.	86,897	7,280,231
		80,869,428
Commercial Services and Supplies — 0.7%
Republic Services, Inc.	117,158	8,512,700
Containers and Packaging — 4.4%
Bemis Co., Inc.	28,422	1,381,309
Graphic Packaging Holding Co.	1,255,476	17,589,219
Sonoco Products Co.	274,015	15,207,833
WestRock Co.	420,042	22,447,044
		56,625,405
Distributors — 1.0%
Genuine Parts Co.	131,182	13,039,491

Electric Utilities — 3.9%
Edison International	169,909	11,499,441
Eversource Energy	105,579	6,486,774
Pinnacle West Capital Corp.	158,312	12,535,144
Xcel Energy, Inc.	406,968	19,212,959
		49,734,318
Electrical Equipment — 5.7%
Eaton Corp. plc	147,973	12,833,698
Emerson Electric Co.	199,687	15,292,031
Hubbell, Inc.	221,504	29,586,289
nVent Electric plc	200,090	5,434,444
Schneider Electric SE	113,717	9,149,761
		72,296,223
Electronic Equipment, Instruments and Components — 1.4%
Keysight Technologies, Inc.(1)	93,247	6,180,411
TE Connectivity Ltd.	136,296	11,984,507
		18,164,918
Energy Equipment and Services — 2.6%
Baker Hughes a GE Co.	503,343	17,028,094
Halliburton Co.	173,286	7,023,282
Helmerich & Payne, Inc.	80,708	5,550,289
National Oilwell Varco, Inc.	93,481	4,027,161
		33,628,826
Equity Real Estate Investment Trusts (REITs) — 3.8%
American Tower Corp.	28,665	4,165,024
Empire State Realty Trust, Inc., Class A	258,525	4,294,100
MGM Growth Properties LLC, Class A	367,598	10,840,465
Piedmont Office Realty Trust, Inc., Class A	500,760	9,479,387
Weyerhaeuser Co.	615,077	19,848,535
		48,627,511
Food and Staples Retailing — 1.6%
Sysco Corp.	211,848	15,517,866
US Foods Holding Corp.(1)	168,312	5,187,376
		20,705,242
Food Products — 5.8%
Conagra Brands, Inc.	554,746	18,844,722
General Mills, Inc.	148,288	6,364,521
J.M. Smucker Co. (The)	66,979	6,872,715
Kellogg Co.	177,865	12,454,107
Mondelez International, Inc., Class A	315,035	13,533,904
Orkla ASA	1,909,866	16,135,449
		74,205,418
Gas Utilities — 1.2%
Atmos Energy Corp.	78,010	7,325,919
Spire, Inc.	109,876	8,081,380
		15,407,299
Health Care Equipment and Supplies — 4.3%
Siemens Healthineers AG(1)	125,400	5,514,438
STERIS plc	68,531	7,839,946

Zimmer Biomet Holdings, Inc.	314,708	41,374,661
		54,729,045
Health Care Providers and Services — 4.0%
Cardinal Health, Inc.	332,585	17,959,590
Henry Schein, Inc.(1)	154,814	13,163,834
LifePoint Health, Inc.(1)	5,900	379,960
McKesson Corp.	96,527	12,804,307
Quest Diagnostics, Inc.	66,323	7,156,915
		51,464,606
Health Care Technology — 0.4%
Cerner Corp.(1)	79,523	5,122,076
Hotels, Restaurants and Leisure — 0.6%
Sodexo SA	73,633	7,808,805
Household Durables — 1.0%
PulteGroup, Inc.	517,607	12,821,125
Household Products — 0.9%
Kimberly-Clark Corp.	103,614	11,774,695
Insurance — 5.8%
Aflac, Inc.	198,309	9,334,405
Arthur J. Gallagher & Co.	140,129	10,431,203
Brown & Brown, Inc.	268,159	7,929,462
Chubb Ltd.	140,633	18,794,194
ProAssurance Corp.	198,840	9,335,538
Reinsurance Group of America, Inc.	76,274	11,026,169
Torchmark Corp.	49,677	4,306,499
Travelers Cos., Inc. (The)	26,138	3,390,360
		74,547,830
Machinery — 4.1%
Atlas Copco AB, B Shares	270,630	7,221,449
Cummins, Inc.	99,968	14,602,326
IMI plc	838,596	11,990,498
Ingersoll-Rand plc	100,534	10,284,628
PACCAR, Inc.	114,087	7,779,593
		51,878,494
Multi-Utilities — 2.2%
Ameren Corp.	176,998	11,189,813
NorthWestern Corp.	280,480	16,452,957
		27,642,770
Multiline Retail — 0.6%
Target Corp.	83,927	7,403,201
Oil, Gas and Consumable Fuels — 6.9%
Anadarko Petroleum Corp.	195,748	13,195,373
Cimarex Energy Co.	149,806	13,922,969
Devon Energy Corp.	377,967	15,096,002
EQT Corp.	422,442	18,684,610
Imperial Oil Ltd.	287,839	9,314,962
Noble Energy, Inc.	570,726	17,800,944
		88,014,860

Road and Rail — 1.3%
Heartland Express, Inc.	608,964	12,014,860
Norfolk Southern Corp.	28,302	5,108,511
		17,123,371
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	117,829	4,554,091
Lam Research Corp.	57,566	8,732,762
Maxim Integrated Products, Inc.	316,362	17,839,653
Microchip Technology, Inc.	159,454	12,582,515
Teradyne, Inc.	100,249	3,707,209
		47,416,230
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	80,813	13,603,252
Technology Hardware, Storage and Peripherals — 0.7%
HP, Inc.	354,479	9,134,924
Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	887,577	11,307,731
Trading Companies and Distributors — 1.5%
MSC Industrial Direct Co., Inc., Class A	213,677	18,827,081
TOTAL COMMON STOCKS (Cost $1,042,086,527)		1,211,022,122
EXCHANGE-TRADED FUNDS — 2.8%
iShares Russell Mid-Cap Value ETF (Cost $35,183,641)	399,882	36,093,350
TEMPORARY CASH INVESTMENTS — 2.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $24,016,925), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $23,578,312)		23,574,383
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $14,036,339), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $13,762,204)		13,761,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	79,227	79,227
TOTAL TEMPORARY CASH INVESTMENTS (Cost $37,414,610)		37,414,610
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,114,684,778)		1,284,530,082
OTHER ASSETS AND LIABILITIES — (0.4)%		(4,720,878)
TOTAL NET ASSETS — 100.0%		$1,279,809,204

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,467,066	CAD	9,625,048	Morgan Stanley	12/31/18	$297
USD	268,864	CAD	347,422	Morgan Stanley	12/31/18	(653)
USD	285,689	CAD	369,441	Morgan Stanley	12/31/18	(910)
USD	18,737,169	EUR	15,819,941	Credit Suisse AG	12/31/18	225,712
USD	814,346	EUR	687,571	Credit Suisse AG	12/31/18	9,795
GBP	241,320	USD	319,659	Morgan Stanley	12/31/18	(3,700)
USD	10,422,789	GBP	7,837,980	Morgan Stanley	12/31/18	160,574
USD	312,299	GBP	237,085	Morgan Stanley	12/31/18	1,885
USD	6,626,423	JPY	740,959,943	Bank of America N.A.	12/28/18	58,350
USD	13,705,426	NOK	111,429,222	Goldman Sachs & Co.	12/28/18	(38,523)
USD	332,187	NOK	2,694,821	Goldman Sachs & Co.	12/28/18	(198)
USD	5,813,138	SEK	50,683,586	Goldman Sachs & Co.	12/28/18	65,423
USD	149,995	SEK	1,309,849	Goldman Sachs & Co.	12/28/18	1,454
						$479,506

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Electrical Equipment	63,146,462	9,149,761	—
Food Products	58,069,969	16,135,449	—
Health Care Equipment and Supplies	49,214,607	5,514,438	—
Hotels, Restaurants and Leisure	—	7,808,805	—
Machinery	32,666,547	19,211,947	—
Oil, Gas and Consumable Fuels	78,699,898	9,314,962	—
Other Industries	862,089,277	—	—
Exchange-Traded Funds	36,093,350	—	—
Temporary Cash Investments	79,227	37,335,383	—
	1,180,059,337	104,470,745	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	523,490	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	43,984	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
September 30, 2018

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.0%
Aerospace and Defense — 3.7%
Boeing Co. (The)	16,860	6,270,234
United Technologies Corp.	17,800	2,488,618
		8,758,852
Automobiles — 1.1%
Tesla, Inc.(1)	9,810	2,597,394
Banks — 2.2%
JPMorgan Chase & Co.	29,270	3,302,827
U.S. Bancorp	35,820	1,891,654
		5,194,481
Beverages — 1.7%
Coca-Cola Co. (The)	24,330	1,123,803
Constellation Brands, Inc., Class A	13,510	2,913,026
		4,036,829
Biotechnology — 6.5%
Alexion Pharmaceuticals, Inc.(1)	12,970	1,802,960
Alnylam Pharmaceuticals, Inc.(1)	10,290	900,581
Biogen, Inc.(1)	5,100	1,801,881
Bluebird Bio, Inc.(1)	5,440	794,240
Celgene Corp.(1)	42,630	3,814,959
Ionis Pharmaceuticals, Inc.(1)	19,220	991,367
Regeneron Pharmaceuticals, Inc.(1)	10,350	4,181,814
Sage Therapeutics, Inc.(1)	7,210	1,018,412
		15,306,214
Capital Markets — 0.7%
MSCI, Inc.	9,890	1,754,585
Chemicals — 1.1%
Ecolab, Inc.	16,470	2,582,167
Electrical Equipment — 1.2%
Acuity Brands, Inc.	17,250	2,711,700
Electronic Equipment, Instruments and Components — 1.2%
Cognex Corp.	18,310	1,022,064
Keyence Corp.	1,200	696,849
Yaskawa Electric Corp.	37,000	1,099,059
		2,817,972
Entertainment — 3.8%
Netflix, Inc.(1)	9,940	3,718,852
Walt Disney Co. (The)	45,170	5,282,180
		9,001,032
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	18,440	4,331,187
Health Care Equipment and Supplies — 4.5%
ABIOMED, Inc.(1)	2,900	1,304,275
Edwards Lifesciences Corp.(1)	10,320	1,796,712

IDEXX Laboratories, Inc.(1)	6,910	1,725,151
Intuitive Surgical, Inc.(1)	10,010	5,745,740
		10,571,878
Health Care Providers and Services — 3.6%
UnitedHealth Group, Inc.	31,490	8,377,600
Hotels, Restaurants and Leisure — 1.5%
Chipotle Mexican Grill, Inc.(1)	3,110	1,413,557
Starbucks Corp.	37,230	2,116,153
		3,529,710
Interactive Media and Services — 10.9%
Alphabet, Inc., Class A(1)	5,350	6,457,878
Alphabet, Inc., Class C(1)	6,460	7,709,816
Baidu, Inc. ADR(1)	5,940	1,358,359
Facebook, Inc., Class A(1)	49,630	8,162,150
Tencent Holdings Ltd.	45,100	1,861,991
		25,550,194
Internet and Direct Marketing Retail — 6.9%
Amazon.com, Inc.(1)	8,070	16,164,210
IT Services — 10.8%
MasterCard, Inc., Class A	44,260	9,852,719
PayPal Holdings, Inc.(1)	48,460	4,256,726
Square, Inc., Class A(1)	15,200	1,504,952
Visa, Inc., Class A	65,550	9,838,399
		25,452,796
Machinery — 3.9%
Cummins, Inc.	16,240	2,372,177
Donaldson Co., Inc.	13,040	759,710
Nordson Corp.	5,340	741,726
WABCO Holdings, Inc.(1)	16,370	1,930,678
Wabtec Corp.	32,670	3,426,430
		9,230,721
Oil, Gas and Consumable Fuels — 1.8%
Concho Resources, Inc.(1)	9,200	1,405,300
EOG Resources, Inc.	21,490	2,741,479
		4,146,779
Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	20,950	3,044,454
Road and Rail — 0.9%
J.B. Hunt Transport Services, Inc.	17,710	2,106,427
Semiconductors and Semiconductor Equipment — 3.1%
ams AG(1)	14,880	831,788
Analog Devices, Inc.	24,360	2,252,326
Applied Materials, Inc.	20,360	786,914
Maxim Integrated Products, Inc.	33,220	1,873,275
Xilinx, Inc.	18,380	1,473,525
		7,217,828
Software — 6.4%
Adobe Systems, Inc.(1)	3,890	1,050,105
DocuSign, Inc.(1)	24,080	1,265,886

Microsoft Corp.	42,300	4,837,851
salesforce.com, Inc.(1)	28,930	4,600,738
Splunk, Inc.(1)	8,930	1,079,726
Tableau Software, Inc., Class A(1)	20,970	2,343,188
		15,177,494
Specialty Retail — 4.8%
O'Reilly Automotive, Inc.(1)	8,320	2,889,702
Ross Stores, Inc.	26,000	2,576,600
TJX Cos., Inc. (The)	52,990	5,935,940
		11,402,242
Technology Hardware, Storage and Peripherals — 9.4%
Apple, Inc.	98,060	22,136,064
Textiles, Apparel and Luxury Goods — 2.2%
NIKE, Inc., Class B	45,700	3,871,704
Under Armour, Inc., Class C(1)	63,317	1,232,149
		5,103,853
TOTAL COMMON STOCKS (Cost $80,342,201)		228,304,663
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth ETF (Cost $1,143,929)	7,400	1,154,252
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $1,746,804), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $1,714,903)		1,714,617
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,022,964), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $1,000,088)		1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,381	2,381
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,716,998)		2,716,998
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $84,203,128)		232,175,913
OTHER ASSETS AND LIABILITIES — 1.4%		3,235,508
TOTAL NET ASSETS — 100.0%		$235,411,421

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	34,194	USD	35,226	UBS AG	12/31/18	$(75)
USD	299,278	CHF	285,071	UBS AG	12/31/18	6,231
JPY	4,522,350	USD	40,075	Bank of America, N.A.	12/28/18	12
USD	616,831	JPY	68,973,450	Bank of America, N.A.	12/28/18	5,432
USD	55,274	JPY	6,184,150	Bank of America, N.A.	12/28/18	456
						$12,056

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	223,814,976	4,489,687	—
Exchange-Traded Funds	1,154,252	—	—
Temporary Cash Investments	2,381	2,714,617	—
	224,971,609	7,204,304	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	12,131	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	75	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
September 30, 2018

VP Value - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.3%
Airlines — 0.4%
Alaska Air Group, Inc.	30,340	2,089,212
Southwest Airlines Co.	21,730	1,357,039
		3,446,251
Auto Components — 0.7%
BorgWarner, Inc.	58,440	2,500,063
Delphi Technologies plc	108,271	3,395,379
		5,895,442
Automobiles — 1.3%
General Motors Co.	204,444	6,883,630
Honda Motor Co. Ltd.	155,100	4,694,498
		11,578,128
Banks — 14.2%
Bank of America Corp.	757,460	22,314,772
BB&T Corp.	176,400	8,562,456
BOK Financial Corp.	17,510	1,703,373
Comerica, Inc.	33,782	3,047,136
JPMorgan Chase & Co.	268,649	30,314,353
M&T Bank Corp.	32,774	5,392,634
PNC Financial Services Group, Inc. (The)	85,692	11,670,394
U.S. Bancorp	442,532	23,370,115
Wells Fargo & Co.	405,772	21,327,376
		127,702,609
Beverages — 0.5%
PepsiCo, Inc.	37,411	4,182,550
Building Products — 0.7%
Johnson Controls International plc	191,921	6,717,235
Capital Markets — 4.7%
Ameriprise Financial, Inc.	37,040	5,469,326
BlackRock, Inc.	4,830	2,276,524
Franklin Resources, Inc.	135,023	4,106,050
Goldman Sachs Group, Inc. (The)	39,946	8,957,491
Invesco Ltd.	409,036	9,358,744
Northern Trust Corp.	62,447	6,377,712
State Street Corp.	68,480	5,737,254
		42,283,101
Commercial Services and Supplies — 0.2%
Republic Services, Inc.	30,820	2,239,381
Communications Equipment — 2.0%
Cisco Systems, Inc.	377,013	18,341,682
Containers and Packaging — 0.6%
Sonoco Products Co.	37,170	2,062,935
WestRock Co.	61,690	3,296,714
		5,359,649

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class A(1)	40	12,800,002
Berkshire Hathaway, Inc., Class B(1)	32,534	6,965,855
		19,765,857
Diversified Telecommunication Services — 4.4%
AT&T, Inc.	625,004	20,987,635
Verizon Communications, Inc.	349,670	18,668,881
		39,656,516
Electric Utilities — 0.9%
Edison International	53,900	3,647,952
PG&E Corp.	100,429	4,620,738
		8,268,690
Electrical Equipment — 1.1%
Hubbell, Inc.	53,060	7,087,224
nVent Electric plc	101,780	2,764,345
		9,851,569
Electronic Equipment, Instruments and Components — 1.1%
Keysight Technologies, Inc.(1)	56,199	3,724,870
TE Connectivity Ltd.	72,690	6,391,631
		10,116,501
Energy Equipment and Services — 4.4%
Baker Hughes a GE Co.	257,054	8,696,137
Halliburton Co.	108,050	4,379,266
Helmerich & Payne, Inc.	30,011	2,063,856
National Oilwell Varco, Inc.	67,382	2,902,817
Schlumberger Ltd.	353,530	21,537,048
		39,579,124
Equity Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co.	126,310	4,076,024
Food and Staples Retailing — 1.3%
Walmart, Inc.	122,698	11,522,569
Food Products — 4.0%
Conagra Brands, Inc.	137,680	4,676,990
General Mills, Inc.	130,500	5,601,060
Kellogg Co.	96,147	6,732,213
Mondelez International, Inc., Class A	329,826	14,169,325
Orkla ASA	553,440	4,675,722
		35,855,310
Health Care Equipment and Supplies — 4.1%
Abbott Laboratories	77,630	5,694,937
Medtronic plc	163,107	16,044,836
Siemens Healthineers AG(1)	99,552	4,377,778
Zimmer Biomet Holdings, Inc.	82,386	10,831,287
		36,948,838
Health Care Providers and Services — 3.3%
Cardinal Health, Inc.	173,870	9,388,980
Cigna Corp.	11,090	2,309,493
Express Scripts Holding Co.(1)	65,397	6,213,369
McKesson Corp.	73,850	9,796,202

Universal Health Services, Inc., Class B	17,396	2,223,905
		29,931,949
Hotels, Restaurants and Leisure — 0.6%
Carnival Corp.	41,024	2,616,100
Sodexo SA	26,010	2,758,370
		5,374,470
Household Products — 3.6%
Kimberly-Clark Corp.	31,490	3,578,523
Procter & Gamble Co. (The)	345,716	28,773,943
		32,352,466
Industrial Conglomerates — 3.2%
General Electric Co.	2,040,924	23,042,032
Siemens AG	42,700	5,470,310
		28,512,342
Insurance — 3.1%
Aflac, Inc.	81,670	3,844,207
Chubb Ltd.	79,719	10,653,647
MetLife, Inc.	117,679	5,497,963
Reinsurance Group of America, Inc.	36,956	5,342,359
Unum Group	63,760	2,491,103
		27,829,279
Leisure Products — 0.4%
Mattel, Inc.	208,509	3,273,591
Machinery — 1.2%
Atlas Copco AB, B Shares	111,920	2,986,456
Cummins, Inc.	19,480	2,845,443
IMI plc	352,170	5,035,433
		10,867,332
Metals and Mining — 0.5%
BHP Billiton Ltd.	170,290	4,262,749
Multiline Retail — 0.6%
Target Corp.	59,117	5,214,711
Oil, Gas and Consumable Fuels — 10.6%
Anadarko Petroleum Corp.	146,566	9,880,014
Apache Corp.	77,998	3,718,165
Chevron Corp.	147,590	18,047,305
Cimarex Energy Co.	102,775	9,551,908
ConocoPhillips	70,444	5,452,366
Devon Energy Corp.	211,607	8,451,583
EQT Corp.	151,238	6,689,257
Noble Energy, Inc.	326,061	10,169,843
Occidental Petroleum Corp.	90,892	7,468,596
Royal Dutch Shell plc, B Shares	209,920	7,357,367
TOTAL SA	124,529	8,073,596
		94,860,000
Pharmaceuticals — 10.1%
Allergan plc	48,320	9,203,994
Bristol-Myers Squibb Co.	50,830	3,155,526
Johnson & Johnson	160,091	22,119,773

Merck & Co., Inc.	291,692	20,692,630
Pfizer, Inc.	568,269	25,043,615
Roche Holding AG	27,690	6,708,068
Teva Pharmaceutical Industries Ltd. ADR	188,059	4,050,791
		90,974,397
Road and Rail — 1.1%
Heartland Express, Inc.	480,833	9,486,835
Semiconductors and Semiconductor Equipment — 3.5%
Applied Materials, Inc.	73,594	2,844,408
Intel Corp.	395,767	18,715,822
QUALCOMM, Inc.	103,380	7,446,461
Teradyne, Inc.	63,868	2,361,839
		31,368,530
Software — 2.0%
Microsoft Corp.	20,491	2,343,556
Oracle Corp. (New York)	307,133	15,835,777
		18,179,333
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	48,501	8,164,173
AutoZone, Inc.(1)	3,490	2,707,193
		10,871,366
Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	124,487	3,208,030
Textiles, Apparel and Luxury Goods — 0.9%
Ralph Lauren Corp.	32,090	4,413,979
Tapestry, Inc.	74,984	3,769,446
		8,183,425
Trading Companies and Distributors — 0.8%
MSC Industrial Direct Co., Inc., Class A	85,822	7,561,776
TOTAL COMMON STOCKS (Cost $713,323,246)		865,699,607
EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 1000 Value ETF (Cost $11,044,363)	89,020	11,271,713
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $17,490,798), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $17,171,369)		17,168,508
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $10,225,147), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $10,022,877)		10,022,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $27,190,508)		27,190,508
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $751,558,117)		904,161,828
OTHER ASSETS AND LIABILITIES — (0.6)%		(5,324,158)
TOTAL NET ASSETS — 100.0%		$898,837,670

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,010,760	AUD	4,138,047	Bank of America, N.A.	12/31/18	17,431
USD	109,602	AUD	150,707	Bank of America, N.A.	12/31/18	586
USD	4,876,961	CHF	4,645,451	UBS AG	12/31/18	101,539
USD	180,901	CHF	172,772	UBS AG	12/31/18	3,295
USD	15,294,240	EUR	12,913,048	Credit Suisse AG	12/31/18	184,238
USD	549,134	EUR	463,189	Credit Suisse AG	12/31/18	7,140
USD	285,306	GBP	215,386	Morgan Stanley	12/31/18	3,303
USD	9,216,932	GBP	6,931,171	Morgan Stanley	12/31/18	141,997
USD	3,519,326	JPY	393,527,475	Bank of America, N.A.	12/28/18	30,990
USD	112,290	JPY	12,563,100	Bank of America, N.A.	12/28/18	927
USD	3,504,310	NOK	28,491,091	Goldman Sachs & Co.	12/28/18	(9,850)
USD	2,253,791	SEK	19,650,354	Goldman Sachs & Co.	12/28/18	25,365
						$506,961

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	6,883,630	4,694,498	—
Food Products	31,179,588	4,675,722	—
Health Care Equipment and Supplies	32,571,060	4,377,778	—
Hotels, Restaurants and Leisure	2,616,100	2,758,370	—
Industrial Conglomerates	23,042,032	5,470,310	—
Machinery	2,845,443	8,021,889	—
Metals and Mining	—	4,262,749	—
Oil, Gas and Consumable Fuels	79,429,037	15,430,963	—
Pharmaceuticals	84,266,329	6,708,068	—
Other Industries	546,466,041	—	—
Exchange-Traded Funds	11,271,713	—	—
Temporary Cash Investments	—	27,190,508	—
	820,570,973	83,590,855	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	516,811	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	9,850	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 27, 2018

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 27, 2018